As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2022

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Next Gen SPAC Derived ETF

Ticker: SPAK

Defiance Next Gen H2 ETF

Ticker: HDRO

Defiance Next Gen Altered Experience ETF

Ticker: PSY

Defiance Hotel, Airline, and Cruise ETF

Ticker: CRUZ

Defiance Digital Revolution ETF

Ticker: NFTZ

Defiance ETFs

Defiance ETFs

Message to Investors
(Unaudited)

June 30, 2022

Dear Investor,

The first half of the year came with the worst stock market decline in half a century. Two years after the COVID-19 virus rocked the markets, investors found themselves contending with a fresh set of issues including slowing growth, out of control inflation and a Federal Reserve eager to tighten. There was and remains much debate about whether we are in a recession. Major indices have been in correction, or bear market territory for the last quarter, and continue to remain uncertain. As of the end of June, Nasdaq, S&P and Dow were down -30%, -20% and -15%, respectively. Slowing data and bad news seemed to give us a break in July with those indices back up 10%, 7% and 6%, respectively.

How does this impact Defiance? Our ETFs target innovation, the future of technology and disruptive themes in the market place. With the exception of Defiance Hotel, Airline, and Cruise ETF (“CRUZ”), which is linked to the service sector and the travel reopening trade, the funds are highly concentrated in tech and tech-related industries like semiconductors.

To provide a comparison, the Nasdaq Index sits at -20% year to date. Defiance Next Gen Connectivity ETF (“FIVG”) is down about -16%, Defiance Quantum ETF (“QTUM”) is in line with a -20% return.

What does the future hold?

Consumer sentiment is at an all-time low, we have seen indiscriminate selling across all sectors and asset classes, and quite simply there was nowhere to hide. Sentiment is leaning negative with the average investor having little faith that the Federal Reserve (“FED”) can achieve a soft landing. However, in parallel we have sustained earnings, and a red-hot job market. Coupled with liquidity issues linked to the summer holiday, we are not seeing a return or strong momentum towards the market, growth and thematic products.

The future looks brighter. It is entirely possible that we saw the market bottom in June. This doesn’t mean that we will not retest those lows- it is very difficult to confirm a bottom until we are far removed from it. Investors are beginning to dip their toes back into the market, as earnings showed us that around 70% of firms’ reporting beat estimates - they were able to absorb inflation as evidenced by strong operating margins. The near-term guidance was spotty however, but with the froth taken off of equities, reduced multiples, many investors are starting to get more comfortable with the idea of creating shopping lists and dollar cost averaging in.

While growth is slowing, the US economy is also returning to pre-pandemic levels where jobs, spending and revenue transitioned to services, a major contributor to Gross Domestic Product (“GDP”). A serious recession with broad contraction is less likely while strong labor market momentum continues. The FED has hiked 75 bps on two occasions, and the market has absorbed it. We may see additional hikes; however, inflation will likely begin to budge downwards from its peak. Once the Fed loses steam with rate hikes, and we get past the doldrums of summer liquidity, we are left with strong jobs, stellar earnings, a healthy consumer with record pre-pandemic savings (at historical highs despite a drop), we just might see a better year end. The economy is moving back to a space of normalcy and reasonable growth. As we see tech and liquidity in tech related equities rebound, we expect that Defiance will be well-positioned to capture the interest of investors, and show price appreciation and recovery along with the broader growth markets. The transition from value to growth has begun, and the largest short term bear rally has also come in these spaces.

We continue to remain committed to our products, and are launching new and innovative products for investors to potentially benefit from the various impressive market moves we’ve seen as the economy evolves. Thank you for investing in our products. We value your support and confidence in our work.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Funds

Defiance Quantum ETF

Fund Commentaries
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for QTUM decreased 26.90% and the Net Asset Value (“NAV”) decreased 26.86%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 26.78%. Meanwhile, outstanding shares ended the period at 2,850,000.

For the current fiscal period, the largest positive contributor to return was Northrop Grumman Corporation, adding 0.32% to the return of the Fund, gaining 24.57% with an average weighting of 1.94%. The second largest contributor to return was Lockheed Martin Corporation, adding 0.28% to the return of the Fund, gaining 22.53% with an average weighting of 2.01%. The third largest contributor to return was Koninklijke KPN NV, adding 0.24% to the return of the Fund, gaining 17.63% with an average weighting of 1.91%.

For the current fiscal period, the largest negative contributor to return was Advanced Micro Devices, Inc., detracting 1.10% from the return of the Fund, declining 46.86% with an average weighting of 2.17%. The security contributing second-most negatively to return was Atos SE, detracting 1.04% from the return of the Fund, and declining 68.57% with an average weighting of 1.18%. The third largest negative contributor to return was IONQ, Inc., detracting 1.00% from the return of the Fund, and declining 73.77% with an average weight of 0.87%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

Defiance Quantum ETF

Fund Commentaries
(Unaudited) (Continued)

The “BlueStar Quantum Computing and Machine Learning Index®”, “BQTUM™ Index” (collectively “Quantum Computing and Machine Learning Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Quantum Computing and Machine Learning Index are not sponsored, endorsed, sold, or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/QTUM to read more about QTUM including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

QTUM is distributed by Foreside Fund Services, LLC.

Defiance Next Gen Connectivity ETF

Fund Commentaries
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™ (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for FIVG decreased 23.88% and the Net Asset Value (“NAV”) decreased 23.77%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 23.89%. Meanwhile, outstanding shares ended the period at 27,400,000.

For the current fiscal period, the largest positive contributor to return was Resonant, Inc., adding 0.67% to the return of the Fund, gaining 161.99% with an average weighting of 0.36%. The second largest contributor to return was AT&T, Inc., adding 0.38% to the return of the Fund, gaining 14.71% with an average weighting of 3.32%. The third largest contributor to return was T-Mobile US, Inc., adding 0.38% to the return of the Fund, gaining 16.00% with an average weighting of 2.84%.

For the current fiscal period, the largest negative contributor to return was Advanced Micro Devices, Inc, detracting 3.29% from the return of the Fund, declining 46.86% with an average weighting of 6.26%. The security contributing second-most negatively to return was Marvell Technology, Inc., detracting 1.80% from the return of the Fund, and declining 50.17% with an average weighting of 2.95%. The third largest negative contributor to return was QUALCOMM, Inc., detracting 1.46% from the return of the Fund, and declining 29.49% with an average weight of 4.78%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of 5G technologies are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

Defiance Next Gen Connectivity ETF

Fund Commentaries
(Unaudited) (Continued)

The “BlueStar 5G Communications Index™”, “BFIVGTR™ Index” (collectively “5G Communications Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global 5G Communications Index* are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

The Defiance Next Gen Connectivity ETF is the first ETF to emphasize securities whose products and services are predominantly tied to the development of 5G networking and communication technologies. The Fund does this by tracking The BlueStar 5G Communications Index. The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/FIVG to read more about FIVG including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

FIVG is distributed by Foreside Fund Services, LLC.

Defiance Next Gen SPAC Derived ETF

Fund Commentaries
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen SPAC Derived ETF (“SPAK” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index (the “Index”). The Index is a passive rules-based index that tracks the performance of the common stock of newly listed Special Purpose Acquisition Companies (“SPACs”), ex-warrants, and initial public offerings (“IPOs”) derived from acquisition companies.

The Fund had negative performance during the current fiscal period. The market price for SPAK decreased 38.58% and the Net Asset Value (“NAV”) decreased 38.54%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 38.48%. Meanwhile, outstanding shares ended the period at 1,125,000.

For the current fiscal period, the largest positive contributor to return was Soc Telemed, Inc., adding 0.26% to the return of the Fund, gaining 134.38% with an average weighting of 0.16%. The second largest contributor to return was Multiplan Corporation, adding 0.07% to the return of the Fund, declining 23.93% with an average weighting of 0.34%. The third largest contributor to return was Celularity, Inc., adding 0.06% to the return of the Fund, declining 33.59% with an average weighting of 0.13%.

For the current fiscal period, the largest negative contributor to return was Lucid Group, Inc. detracting 2.41% from the return of the Fund, declining 54.90% with an average weighting of 3.66%. The security contributing second-most negatively to return was Grab Holdings, Ltd. – Class A., detracting 1.38% from the return of the Fund, and declining 64.52% with an average weighting of 1.63%. The third largest negative contributor to return was SoFi Technologies, Inc., detracting 1.24% from the return of the Fund, and declining 66.67% with an average weight of 1.43%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The Fund invests in equity securities of SPACs, which raise assets to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Investors who purchase SPAC shares in the secondary market after an acquisition announcement may suffer a loss if the value of the shares subsequently declines. Because SPACs have no operating history or ongoing business

Defiance Next Gen SPAC Derived ETF

Fund Commentaries
(Unaudited) (Continued)

other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. The potential risk of SPAC managers who are inexperienced or unqualified can be made more pronounced by this lack of any operating history or past performance of the SPAC.

Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.

The Fund invests in companies that have recently completed an IPO or are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Alpha is a measure of the active return on an investment compared with a suitable market index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/SPAK to read more about SPAK including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

SPAK is distributed by Foreside Fund Services, LLC

Defiance Next Gen H2 ETF

Fund Commentaries
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen H2 ETF (“HDRO” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index (the “Index”). The index is a rules-based index that tracks the performance of a group of globally listed equities and of companies involved in the development of hydrogen-based energy sources and fuel cell technologies. Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for HDRO decreased 42.52% and the Net Asset Value (“NAV”) decreased 42.65%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 42.79%. Meanwhile, outstanding shares ended the period at 3,650,000.

For the current fiscal period, the largest positive contributor to return was Fuelcell Energy, Inc., adding 0.20% to the return of the Fund, gaining 27.88% with an average weighting of 3.50%. The second largest contributor to return was Everfuel AS, adding 0.17% to the return of the Fund, gaining 25.98% with an average weighting of 0.99%. The third largest contributor to return was Fusion Fuel Green plc – Class A, adding 0.03% to the return of the Fund, gaining 7.49% with an average weighting of 0.43%.

For the current fiscal period, the largest negative contributor to return was ITM Power plc, detracting 4.48% from the return of the Fund, declining 60.67% with an average weighting of 6.56%. The security contributing second-most negatively to return was Ballard Power Systems, Inc., detracting 4.13% from the return of the Fund, and declining 49.84% with an average weighting of 7.14%. The third largest negative contributor to return was Plug Power, Inc., detracting 3.55% from the return of the Fund, and declining 41.30% with an average weight of 8.91%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Defiance Next Gen H2 ETF

Fund Commentaries
(Unaudited) (Continued)

The BlueStar Hydrogen & Next Gen Fuel Cell Index is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global Hydrogen & Next Gen Fuel Cell Index are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s).

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Commissions may be charged on trades.

Go to defianceetfs.com/HDRO to read more about HDRO including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

HDRO is distributed by Foreside Fund Services, LLC

Defiance Next Gen Altered Experience ETF

Fund Commentaries
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Altered Experience ETF (“PSY” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BITA Medical Psychedelics, Cannabis, and Ketamine Index (the “Index”). The Index is a passive rules-based index that tracks the performance of public listed life sciences companies on North American Exchanges conducting federally legal medical activities in the Psychedelic, Medical cannabis, Hemp and CBD industries.

The Fund had negative performance during the current fiscal period. The market price for PSY decreased 57.95% and the Net Asset Value (“NAV”) decreased 57.87%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 58.28%. Meanwhile, outstanding shares ended the period at 850,000.

For the current fiscal period, the largest positive contributor to return was 22nd Century Group, Inc., adding 0.22% to the return of the Fund, gaining 2.74% with an average weighting of 3.31%.

For the current fiscal period, the largest negative contributor to return was Aurora Cannabis, Inc., detracting 5.96% from the return of the Fund, declining 75.69% with an average weighting of 6.35%. The security contributing second-most negatively to return was Growgeneration Corporation, detracting 4.26% from the return of the Fund, and declining 60.72% with an average weighting of 3.92%. The third largest negative contributor to return was GH Research plc, detracting 3.91% from the return of the Fund, and declining 57.22% with an average weight of 6.50%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in Psychedelics Healthcare and Medical Cannabis companies. Such companies may depend largely on the government regulation and their profitability can be significantly affected by restriction on government reimbursements for medical expenses, rising costs of products and services, pricing pressure, limited product lines, intellectual property rights, and long and costly government product approval processes. The investments rely on U.S. and Canadian regulation of psychedelic, healthcare and cannabis, and the Fund could be adversely affected by changes in these regulations.

The Fund will not invest directly in or hold ownership in any companies that engage in cannabis- or psychedelics-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Accordingly, the Fund does not currently invest (directly or indirectly) in companies located in the United States if their cannabis- or psychedelics-

Defiance Next Gen Altered Experience ETF

Fund Commentaries
(Unaudited) (Continued)

related business activities are illegal under U.S. federal law, even if such activities are legal under state law. In the United States and Canada, the medical and recreational use of certain psychedelic drugs, including psilocybin, is currently illegal. There is no guarantee that psychedelic drugs or psychedelic inspired drugs will ever be approved as medicines in either jurisdiction.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

The BITA Medical Psychedelics, Cannabis, and Ketamine Index is owned, calculated, administered and disseminated by BITA GmbH. It is not possible to invest directly in an index.

Commissions may be charged on trades.

Go to defianceetfs.com/PSY to read more about PSY including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

PSY is distributed by Foreside Fund Services, LLC.

Defiance Hotel, Airline, and Cruise ETF

Fund Commentaries
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Hotel, Airline, and Cruise ETF (“CRUZ” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”). The Index is a rules-based weighted index of companies primarily engaged in the passenger airline, hotel and cruise industries. The Index is reconstituted on a semi-annual basis and rebalanced quarterly.

The Fund had negative performance during the current fiscal period. The market price for CRUZ decreased 29.09% and the Net Asset Value (“NAV”) decreased 28.78%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 28.65%. Meanwhile, outstanding shares ended the period at 2,400,000.

For the current fiscal period, the largest positive contributor to return was Air China, Ltd. – H-Shares, adding 0.09% to the return of the Fund, gaining 24.57% with an average weighting of 0.44%. The second largest contributor to return was H World Group, Ltd., adding 0.08% to the return of the Fund, gaining 2.69% with an average weighting of 1.66%. The third largest contributor to return was Minor International pcl, adding 0.06% to the return of the Fund, gaining 9.32% with an average weighting of 0.43%.

For the current fiscal period, the largest negative contributor to return was Carnival Corporation, detracting 4.44% from the return of the Fund, declining 57.01% with an average weighting of 6.66%. The security contributing second-most negatively to return was Royal Caribbean Cruises, Ltd., detracting 4.30% from the return of the Fund, and declining 54.60% with an average weighting of 6.63%. The third largest negative contributor to return was Norwegian Cruise Line Holdings, Ltd., detracting 3.48% from the return of the Fund, and declining 46.38% with an average weight of 5.51%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in passenger airline, hotel and resort, and cruise industries (“Travel Companies”). Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies and may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Travel Companies may be significantly affected by uncertainty in travel, including guest safety, security and privacy, changes in labor relations and insurance costs, issues affecting equipment reliability and longevity, changes in fuel prices, and shortages of experienced personnel.

Defiance Hotel, Airline, and Cruise ETF

Fund Commentaries
(Unaudited) (Continued)

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including Travel Companies, have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. To the extent the Fund is invested in companies of a single country or region, local political and economic conditions and changes in regulatory, tax, or economic policy could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability, and these risks are magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”) is a rules-based index that consists of globally-listed stocks of companies that derive at least 50% of their revenues from the passenger airline, hotel and resort, or cruise industries (“Travel Companies”) as determined by MV Index Solutions. The Index is a registered trademark of MV Index Solutions and is protected through various intellectual property rights and unfair competition and misappropriation laws and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Index are not sponsored, endorsed, sold or promoted by MV Index Solutions, no representation is made regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

CRUZ is new with a limited operating history.

Go to defianceetfs.com/CRUZ to read more about CRUZ including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

CRUZ is distributed by Foreside Fund Services, LLC.

Defiance Digital Revolution ETF

Fund Commentaries
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Digital Revolution ETF (“NFTZ” or the “Fund”). The following information pertains to the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, The BITA NFT and Blockchain Select Index (the “Index”). The Index aims to track the performance of a portfolio of publicly listed companies with relevant thematic exposure to the NFT (Non-Fungible Tokens), blockchain and cryptocurrency ecosystems. The Index is rebalanced on a quarterly basis.

The Fund had negative performance during the current fiscal period. The market price for NFTZ decreased 67.49% and the Net Asset Value (“NAV”) decreased 67.25%, while the S&P 500®, a broad market index, decreased 19.96% over the same period. The Fund’s Index decreased 67.26%. Meanwhile, outstanding shares ended the period at 950,000.

For the current fiscal period, the largest positive contributor to return was Gamestop Corporation - Class A, adding 0.89% to the return of the Fund, gaining 29.83% with an average weighting of 3.28%. The second largest contributor to return was Funko, Inc. – Class A, adding 0.60% to the return of the Fund, gaining 18.72% with an average weighting of 4.39%. The third largest contributor to return Eqonex, Ltd., adding 0.04% to the return of the Fund, gaining 14.97% with an average weighting of 0.23%.

For the current fiscal period, the largest negative contributor to return was Voyager Digital, Ltd., detracting 4.61% from the return of the Fund, declining 96.40% with an average weighting of 2.86%. The security contributing second-most negatively to return was Core Scientific, Inc., detracting 4.03% from the return of the Fund, and declining 83.72% with an average weighting of 2.19%. The third largest negative contributor to return was Marathon Digital Holdings, Inc., detracting 3.60% from the return of the Fund, and declining 83.75% with an average weight of 3.39%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Crypto and Blockchain Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Crypto and Blockchain Companies. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.

Defiance Digital Revolution ETF

Fund Commentaries
(Unaudited) (Continued)

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer.

The BITA NFT and Blockchain Select Index is a rules-based index that consists of the common stock (or depositary receipts) of companies that are building a platform for developing technology to use, or have at least one use or test case for using, NFT (Non-Fungible Token), cryptocurrency trading platforms, cryptocurrency mining, cryptocurrency banking or related services, or blockchain-related technology, as well as companies that have announced publicly that they intend to enter such space or have begun working on such products (collectively, “Crypto and Blockchain Companies”). The Index consists of companies listed on North American and European exchanges and aims to capture the potential upside generated by earnings related to the adoption of crypto- and blockchain-related technologies, including NFTs and cryptocurrency.

Neither the Fund nor its relative Index will invest directly in NFTs or any funds investing in NFTs. The Index, and as a result the Fund, are currently limited to investments in companies with exposure to the NFT ecosystem. As a result, the Fund’s price movement will not track individual or collections of NFTs. Since NFTs are an emerging technology, the Index is currently expected to consist of companies whose activities in the NFT ecosystem comprise a smaller portion of their revenues, profits, or investments relative to other activities or industries in which they engage. There can be no guarantee that a company’s activities in the NFT ecosystem will become significant for the company or that its economic fortunes will be tied to such activities in the future.

NFTZ is new with a limited operating history.

Go to defianceetfs.com/NFTZ to read more about NFTZ including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

NFTZ is distributed by Foreside Fund Services, LLC.

Defiance ETFs

Portfolio Allocations

As of June 30, 2022 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	56.6%
Japan	11.7
Taiwan	6.5
Netherlands	4.1
China	4.1
France	4.1
Switzerland	2.5
Finland	1.7
Israel	1.7
Germany	1.7
Ireland	1.7
Canada	1.6
Italy	1.3
India	0.5
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	71.0%
Communication Services	19.3
Real Estate	8.4
Consumer Discretionary	1.0
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of June 30, 2022 (Unaudited) (Continued)

Defiance Next Gen SPAC Derived ETF

Sector	Percentage of Net Assets
Special Purpose Acquisition Companies	45.1%
Consumer Discretionary	12.8
Industrials	12.7
Health Care	8.2
Information Technology	6.9
Financials	4.4
Materials	3.7
Communication Services	2.0
Consumer Staples	1.6
Real Estate	1.3
Utilities	0.5
Short-Term Investments and Other Assets and Liabilities	0.4
Energy	0.4
Total	100.0%

Defiance Next Gen H2 ETF

Country	Percentage of Net Assets
United States	24.4%
Republic of Korea	17.6
United Kingdom	16.4
Canada	9.9
France	9.5
Norway	7.7
Sweden	7.2
Germany	5.6
Denmark	0.8
Israel	0.6
Other Assets and Liabilities	0.3
Total	100.0%

Defiance Next Gen Altered Experience ETF

Country	Percentage of Net Assets
United States	42.5%
Canada	35.5
Germany	7.8
Ireland	4.8
United Kingdom	4.8
Short-Term Investments and Other Assets and Liabilities	4.6
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of June 30, 2022 (Unaudited) (Continued)

Defiance Hotel, Airline, and Cruise ETF

Country	Percentage of Net Assets
United States	64.0%
United Kingdom	7.9
Japan	4.8
Ireland	3.2
China	2.8
France	2.6
Australia	2.4
Taiwan	2.3
Singapore	1.8
Republic of Korea	1.7
Germany	1.5
Thailand	1.5
Hong Kong	1.2
Canada	0.9
Switzerland	0.5
Mexico	0.4
Panama	0.4
Brazil	0.3
Short-Term Investments and Other Assets and Liabilities	-0.2
Total	100.0%

Defiance Digital Revolution ETF

Country	Percentage of Net Assets
United States	68.8%
Canada	14.3
China	4.9
Australia	3.8
United Kingdom	3.6
Germany	2.0
Cayman Islands	1.6
Hong Kong	0.5
Short-Term Investments and Other Assets and Liabilities	0.5
Total	100.0%

Defiance Quantum ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 7.3%
913	Alphabet, Inc. - Class A (a)	$1,989,665
15,466	Baidu, Inc. - ADR (a)	2,300,258
441,834	Koninklijke KPN NV	1,570,967
27,800	Nippon Telegraph & Telephone Corporation	797,238
149,077	Orange SA - ADR (b)	1,754,636
		8,412,764
	Consumer Discretionary — 1.5%
15,406	Alibaba Group Holding, Ltd. - ADR (a)	1,751,354

	Industrials — 14.7%
57,650	ABB, Ltd. - ADR	1,540,984
17,921	Airbus SE	1,732,090
19,756	Booz Allen Hamilton Holding Corporation	1,785,152
37,500	Hitachi, Ltd.	1,777,078
11,003	Honeywell International, Inc.	1,912,431
3,536	Lockheed Martin Corporation	1,520,339
167,400	Mitsubishi Electric Corporation	1,787,917
3,318	Northrop Grumman Corporation (b)	1,587,895
17,305	Raytheon Technologies Corporation	1,663,184
41,400	Toshiba Corporation	1,680,623
		16,987,693
	Information Technology — 75.2% (c)
6,908	Accenture plc - Class A	1,918,006
21,494	Advanced Micro Devices, Inc. (a)	1,643,646
68,000	Alchip Technologies, Ltd.	1,587,166
30,427	Alteryx, Inc. - Class A (a)(b)	1,473,275
24,391	Ambarella, Inc. (a)	1,596,635
11,765	Analog Devices, Inc.	1,718,749
17,041	Applied Materials, Inc.	1,550,390
3,333	ASML Holding NV - NY	1,586,108
217,000	Asustek Computer, Inc.	2,266,080
89,490	Atos SE	1,196,125
345,106	BlackBerry, Ltd. (a)(b)	1,860,121
11,050	Cadence Design Systems, Inc. (a)	1,657,831
19,832	Cirrus Logic, Inc. (a)	1,438,613
18,436	Elastic NV (a)	1,247,564
41,083	FormFactor, Inc. (a)(b)	1,591,145
14,100	Fujitsu, Ltd.	1,760,749
108,066	Hewlett Packard Enterprise Company	1,432,955
81,200	Infineon Technologies AG	1,960,114
50,102	Intel Corporation	1,874,316
13,784	International Business Machines Corporation (b)	1,946,163
426,181	IonQ, Inc. (a)(b)	1,866,673
47,723	Juniper Networks, Inc. (b)	1,360,105
5,370	KLA Corporation	1,713,460
3,839	Lam Research Corporation	1,635,990
29,480	Lattice Semiconductor Corporation (a)(b)	1,429,780
29,355	Marvell Technology, Inc.	1,277,823
75,000	MediaTek, Inc.	1,642,087
27,088	Microchip Technology, Inc.	1,573,271
30,477	Micron Technology, Inc.	1,684,769
7,823	Microsoft Corporation	2,009,181
13,374	MKS Instruments, Inc. (b)	1,372,574
43,241	National Instruments Corporation (b)	1,350,416
53,400	NEC Corporation	2,071,459
437,194	Nokia Corporation - ADR	2,015,464
69,500	NTT Data Corporation	959,714
10,544	NVIDIA Corporation	1,598,365
10,823	NXP Semiconductors NV	1,602,129
27,693	ON Semiconductor Corporation (a)(b)	1,393,235
22,520	Onto Innovation, Inc. (a)(b)	1,570,545
17,882	Perficient, Inc. (a)(b)	1,639,601
14,865	QUALCOMM, Inc.	1,898,855
161,500	Renesas Electronics Corporation (a)	1,465,750
12,042	Reply SpA	1,456,577
378,821	Rigetti Computing, Inc. (a)(b)	1,390,273
1,669,000	SenseTime Group, Inc. - Class B (a)(d)	665,733
18,095	Splunk, Inc. (a)	1,600,684
41,250	STMicroelectronics NV - NY (b)	1,298,137
8,054	Synaptics, Inc. (a)	950,775
5,704	Synopsys, Inc. (a)	1,732,305
25,037	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,046,775
33,382	Teradata Corporation (a)(b)	1,235,468
17,759	Teradyne, Inc. (b)	1,590,318
12,492	Texas Instruments, Inc.	1,919,396
42,580	Tower Semiconductor, Ltd. (a)	1,966,344
100,070	Wipro, Ltd. - ADR (b)	531,372
		86,821,154
	Materials — 1.1%
48,400	JSR Corporation	1,254,044

	TOTAL COMMON STOCKS (Cost $133,007,862)	115,227,009

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.0% (e)
33,678	First American Government Obligations Fund - Class X, 1.29% (f)	$33,678
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,678)	33,678
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 20.2%
23,327,448	Mount Vernon Liquid Assets Portfolio, LLC, 1.61% (f)(g)	23,327,448
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,327,448)	23,327,448

	TOTAL INVESTMENTS — 120.0% (Cost $156,368,988)	138,588,135
	Liabilities in Excess of Other Assets — (20.0)%	(23,084,605)
	NET ASSETS — 100.0%	$115,503,530

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.

(a)	Non-income producing security.
(b)	All or part of this security is on loan as of June 30, 2022. The total value of securities on loan is $22,650,723.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the market value of these securities total $665,733, which represents 0.6% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(g)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 19.3%
436,440	Altice USA, Inc. - Class A (a)(b)	$4,037,070
1,358,455	AT&T, Inc.	28,473,217
247,437	BCE, Inc.	12,168,952
23,493	Charter Communications, Inc. - Class A (a)(b)	11,007,175
136,471	Chunghwa Telecom Company, Ltd. - ADR	5,629,429
397,494	IHS Holding, Ltd. (a)	4,149,837
325,097	KT Corporation - ADR	4,538,354
408,390	Lumen Technologies, Inc. (b)	4,455,535
547,296	Orange SA - ADR	6,441,674
95,270	Rogers Communications, Inc. - Class B	4,563,433
193,582	SK Telecom Company, Ltd. - ADR	4,320,750
666,562	Starry Group Holdings, Inc. - Class A (a)(b)	2,746,235
1,597,575	Telefonica SA - ADR (b)	8,195,560
198,115	T-Mobile US, Inc. (a)(b)	26,654,392
554,712	Verizon Communications, Inc.	28,151,634
746,145	Vodafone Group plc - ADR	11,624,939
		167,158,186
	Consumer Discretionary — 1.0%
78,665	Amazon.com, Inc. (a)	8,355,010

	Information Technology — 71.0% (c)
302,413	A10 Networks, Inc.	4,348,699
247,457	ADTRAN, Inc.	4,337,921
467,707	Advanced Micro Devices, Inc. (a)	35,765,554
261,613	Akamai Technologies, Inc. (a)	23,893,115
1,142,905	Akoustis Technologies, Inc. (a)(b)	4,228,748
872,884	Allot, Ltd. (a)	4,268,403
190,450	Amdocs, Ltd.	15,866,390
288,824	Analog Devices, Inc.	42,194,298
64,427	Apple, Inc.	8,808,459
92,506	Arista Networks, Inc. (a)(b)	8,671,512
16,867	Broadcom, Inc.	8,194,157
173,949	Calix, Inc. (a)(b)	5,938,619
314,583	Cambium Networks Corporation (a)	4,608,641
1,045,156	Casa Systems, Inc. (a)(b)	4,107,463
1,578,032	Ceragon Networks, Ltd. (a)	4,055,542
148,959	CEVA, Inc. (a)	4,999,064
225,993	Ciena Corporation (a)	10,327,880
212,195	Cisco Systems, Inc.	9,047,995
72,802	Clearfield, Inc. (a)(b)	4,510,084
549,704	CommScope Holding Company, Inc. (a)(b)	3,364,188
373,796	Comtech Telecommunications Corporation	3,390,330
183,849	Corning, Inc.	5,793,082
80,686	CSG Systems International, Inc.	4,815,340
119,779	CTS Corporation	4,078,475
189,393	Dell Technologies, Inc. - Class C (b)	8,751,851
237,667	DZS, Inc. (a)	3,866,842
1,720,553	Edgio, Inc. (a)(b)	3,974,477
1,361,690	EMCORE Corporation (a)(b)	4,180,388
476,125	Extreme Networks, Inc. (a)	4,247,035
80,185	F5, Inc. (a)	12,271,512
343,700	Focus Universal, Inc. (a)(b)	3,925,054
139,688	GDS Holdings, Ltd. - ADR (a)(b)	4,664,182
636,733	Hewlett Packard Enterprise Company	8,443,080
74,847	II-VI, Inc. (a)(b)	3,813,455
830,296	Infinera Corporation (a)(b)	4,450,387
2,347,384	Inseego Corporation (a)(b)	4,436,556
231,193	Intel Corporation	8,648,930
93,617	InterDigital, Inc. (b)	5,691,914
46,324	IPG Photonics Corporation (a)(b)	4,360,478
315,101	Juniper Networks, Inc. (b)	8,980,378
197,385	Keysight Technologies, Inc. (a)	27,209,522
183,439	Lattice Semiconductor Corporation (a)(b)	8,896,792
54,547	Lumentum Holdings, Inc. (a)(b)	4,332,123
88,359	MACOM Technology Solutions Holdings, Inc. (a)(b)	4,073,350
668,353	Marvell Technology, Inc.	29,093,406
119,002	MaxLinear, Inc. (a)(b)	4,043,688
135,746	National Instruments Corporation	4,239,348
306,885	NeoPhotonics Corporation (a)	4,827,301
135,789	NetScout Systems, Inc. (a)	4,596,458
5,631,303	Nokia Corporation - ADR	25,960,307
51,115	NVIDIA Corporation	7,748,523
227,128	NXP Semiconductors NV	33,621,758
84,570	Qorvo, Inc. (a)	7,976,642
342,975	QUALCOMM, Inc.	43,811,627
196,209	Radware, Ltd. (a)	4,251,849
1,621,054	Ribbon Communications, Inc. (a)	4,928,004
234,373	Sierra Wireless, Inc. (a)	5,484,328
94,260	Silicom, Ltd. (a)	3,171,849
144,636	Skyworks Solutions, Inc.	13,399,079
142,057	Switch, Inc. - Class A	4,758,910
3,451,548	Telefonaktiebolaget LM Ericsson - ADR	25,541,455
17,387	Ubiquiti, Inc. (b)	4,315,627
320,950	Viavi Solutions, Inc. (a)	4,246,169

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 71.0% (c) (Continued)
73,959	VMware, Inc. - Class A	$8,429,847
		613,278,440
	Real Estate — 8.4%
107,501	American Tower Corporation	27,476,181
86,519	Crown Castle International Corporation	14,568,069
48,388	Digital Realty Trust, Inc.	6,282,214
19,547	Equinix, Inc.	12,842,770
24,113	SBA Communications Corporation	7,717,366
430,143	Uniti Group, Inc. (b)	4,051,946
		72,938,546
	TOTAL COMMON STOCKS (Cost $940,456,265)	861,730,182

	SHORT-TERM INVESTMENTS — 0.1%
997,440	First American Government Obligations Fund - Class X, 1.29% (d)	997,440
	TOTAL SHORT-TERM INVESTMENTS (Cost $997,440)	997,440
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.1%
78,338,703	Mount Vernon Liquid Assets Portfolio, LLC, 1.61% (d)(e)	78,338,703
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $78,338,703)	78,338,703

	TOTAL INVESTMENTS — 108.9% (Cost $1,019,792,408)	941,066,325
	Liabilities in Excess of Other Assets — (8.9)%	(77,092,187)
	NET ASSETS — 100.0%	$863,974,138

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of June 30, 2022. The total value of securities on loan is $75,145,611.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 54.5%
	Communication Services — 2.0%
1,914	AdTheorent Holding Company, Inc. (a)	$5,914
4,167	Advantage Solutions, Inc. (a)	15,835
1,990	Anghami, Inc. (a)	9,254
2,330	AST SpaceMobile, Inc. (a)	14,632
3,490	BuzzFeed, Inc. (a)	5,375
8,033	CuriosityStream, Inc. (a)	13,576
5,683	Genius Sports, Ltd. (a)	12,787
4,295	Innovid Corporation (a)	7,130
3,131	KORE Group Holdings, Inc. (a)	9,612
1,608	Leafly Holdings, Inc. (a)	7,236
3,686	Nextdoor Holdings, Inc. (a)	12,201
2,873	Nexters, Inc. (a)(b)(c)	29
4,171	Playstudios, Inc. (a)	17,852
7,869	PropertyGuru Group, Ltd. (a)	35,410
5,054	Redbox Entertainment, Inc. (a)	37,400
1,920	Reservoir Media, Inc. (a)	12,518
13,199	Skillz, Inc. (a)	16,367
5,015	Starry Group Holdings, Inc. - Class A (a)	20,662
1,282	System1, Inc. (a)	8,935
7,084	Taboola.com, Ltd. (a)	17,922
6,061	Wejo Group, Ltd. (a)	7,213
		287,860
	Consumer Discretionary — 12.8%
3,387	Accel Entertainment, Inc. (a)	35,970
14,165	Allego NV (a)	72,100
3,718	Arko Corporation	30,339
9,060	Arrival SA (a)	14,315
5,529	BARK, Inc. (a)	7,077
10,448	Beachbody Company, Inc. (a)	12,538
957	Betterware de Mexico SAB de CV	8,268
4,890	Bowlero Corporation (a)	51,785
2,019	Boxed, Inc. (a)	3,735
5,841	Canoo, Inc. (a)	10,806
18,715	CarLotz, Inc. (a)	7,364
36,336	Cazoo Group, Ltd. (a)	26,162
19,170	DraftKings, Inc. - Class A (a)	223,714
11,745	Enjoy Technology, Inc. (a)	2,547
2,566	Ermenegildo Zegna Holditalia SpA (a)	27,071
3,485	EVgo, Inc. (a)	20,945
5,776	Faraday Future Intelligent Electric, Inc. (a)	15,018
8,554	Fisker, Inc. (a)	73,308
8,675	Global Business Travel Group I (a)	54,739
13,003	Gogoro, Inc. (a)	99,473
4,292	Grove Collaborative Holdings (a)	19,872
19,803	Hall of Fame Resort & Entertainment Company (a)	11,747
2,103	Holley, Inc. (a)	22,082
2,834	Inspirato, Inc. (a)	13,121
2,020	Landsea Homes Corporation (a)	13,453
8,440	Lordstown Motors Corporation - Class A (a)	13,335
7,037	Lottery.com, Inc. (a)	7,881
28,481	Lucid Group, Inc. (a)	488,734
10,683	Luminar Technologies, Inc. (a)	63,350
4,811	Nerdy, Inc. (a)	10,247
1,783	PLBY Group, Inc. (a)	11,411
8,549	Polestar Automotive Holding UK plc - Class A - ADR (a)	75,317
4,236	Porch Group, Inc. (a)	10,844
11,486	QuantumScape Corporation (a)	98,665
8,917	REE Automotive, Ltd. - Class A (a)	10,344
3,884	Rover Group, Inc. (a)	14,604
2,796	Rush Street Interactive, Inc. (a)	13,057
11,827	Shift Technologies, Inc. (a)	7,961
7,695	Signa Sports United NV (a)	50,018
5,583	Solid Power, Inc. (a)	30,037
8,672	Sonder Holdings, Inc. (a)	9,019
7,110	Super Group SGHC, Ltd. (a)	29,151
3,357	Vacasa, Inc. - Class A (a)	9,668
1,978	Vivid Seats, Inc. - Class A	14,776
3,096	Vivint Smart Home, Inc. (a)	10,774
8,188	Volta, Inc. (a)	10,644
11,279	XL Fleet Corporation (a)	12,971
		1,880,357
	Consumer Staples — 1.6%
4,084	AppHarvest, Inc. (a)	14,253
5,417	Beauty Health Company (a)	69,663
6,485	Benson Hill, Inc. (a)	17,769
2,384	BRC, Inc. - Class A (a)	19,453
1,955	Forafric Global plc (a)	16,090
2,110	Local Bounti Corporation (a)	6,710
2,570	Tattooed Chef, Inc. (a)	16,191
3,204	Utz Brands, Inc.	44,279
1,595	Vintage Wine Estates, Inc. (a)	12,537
2,468	Whole Earth Brands, Inc. (a)	15,301
		232,246
	Energy — 0.4%
3,426	Archaea Energy, Inc. (a)	53,206

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 54.5% (Continued)
	Financials — 4.4%
3,862	Bakkt Holdings, Inc. (a)	$8,110
14,821	Blue Owl Capital, Inc.	148,655
6,770	Broadmark Realty Capital, Inc.	45,427
7,009	Finance Of America Companies, Inc. - Class A (a)	11,004
5,745	Forge Global Holdings, Inc. (a)	59,805
2,288	GCM Grosvenor, Inc. - Class A	15,673
3,871	Hagerty, Inc. - Class A (a)	44,478
13,980	Hippo Holdings, Inc. (a)	12,283
2,192	International General Insurance Holdings, Ltd.	16,725
9,902	Katapult Holdings, Inc. (a)	10,595
4,247	MarketWise, Inc. (a)	15,289
16,535	MetroMile, Inc. (a)	15,171
8,870	Moneylion, Inc. (a)	11,708
5,913	OppFi, Inc. (a)	19,454
2,378	Perella Weinberg Partners	13,864
32,294	SoFi Technologies, Inc. (a)	170,189
4,074	Sunlight Financial Holdings, Inc. (a)	12,018
4,838	UWM Holdings Corporation	17,127
		647,575
	Health Care — 8.2%
9,941	23andMe Holding Company - Class A (a)	24,654
3,890	AdaptHealth Corporation (a)	70,176
1,611	AirSculpt Technologies, Inc. (a)	9,553
2,312	Alpha Tau Medical, Ltd. (a)	20,831
2,620	Alvotech SA (a)	21,510
11,131	ATI Physical Therapy, Inc. - Class A (a)	15,695
11,204	Babylon Holdings, Ltd./Jersey - Class A (a)	10,955
3,406	Biote Corporation (a)	12,841
7,490	Butterfly Network, Inc. (a)	22,994
8,994	Cano Health, Inc. (a)	39,394
3,689	CareMax, Inc. - Class A (a)	13,391
1,650	Celularity, Inc. (a)	5,610
4,615	Cerevel Therapeutics Holdings, Inc. (a)	122,021
6,216	Clene, Inc. (a)	15,664
11,827	Clever Leaves Holdings, Inc. (a)	11,542
17,712	Clover Health Investments Corporation (a)	37,904
1,878	DermTech, Inc. (a)	10,404
4,135	DocGo, Inc. (a)	29,524
5,069	eFFECTOR Therapeutics, Inc. (a)	7,198
14,077	EQRx, Inc. (a)	66,021
3,836	Gelesis Holdings, Inc. (a)	5,946
11,279	Gemini Therapeutics, Inc. (a)	19,062
3,586	GreenLight Biosciences Holdings pbc (a)	7,925
5,848	Hims & Hers Health, Inc. (a)	26,491
2,691	Humacyte, Inc. (a)	8,638
4,424	Hyperfine, Inc. (a)	9,866
2,159	Immatics NV (a)	18,805
3,570	Immunovant, Inc. (a)	13,923
2,906	Intercure, Ltd. (a)	16,826
6,653	Jasper Therapeutics, Inc. (a)	12,840
3,862	LumiraDx, Ltd. (a)	10,273
3,170	MoonLake Immunotherapeutics (a)	16,642
1,678	MSP Recovery, Inc. (a)	3,591
13,569	Multiplan Corporation (a)	74,494
4,144	Nautilus Biotechnology, Inc. (a)	11,147
10,077	NRX Pharmaceuticals, Inc. (a)	6,046
6,860	Nuvation Bio, Inc. (a)	22,226
2,105	Oncology Institute, Inc. (a)	10,651
4,757	Owlet, Inc. (a)	8,087
2,483	P3 Health Partners, Inc. (a)	9,237
2,343	Pardes Biosciences, Inc. (a)	7,193
3,352	Pear Therapeutics, Inc. (a)	5,162
3,577	Point Biopharma Global, Inc. (a)	24,359
4,698	Prenetics Global, Ltd. - Class A (a)	18,981
2,192	Procaps Group SA (a)	20,429
4,421	Quantum-Si, Inc. - Class A (a)	10,257
17,630	Roivant Sciences, Ltd. (a)	71,754
6,355	SAB Biotherapeutics, Inc. (a)	9,215
4,154	Science 37 Holdings, Inc. (a)	8,350
7,812	Sema4 Holdings Corporation (a)	9,843
2,258	Senti Biosciences, Inc. (a)	4,437
14,572	Sharecare, Inc. (a)	23,024
5,846	SomaLogic, Inc. (a)	26,424
5,677	Surrozen, Inc. (a)	16,690
12,615	Talkspace, Inc. (a)	21,445
2,483	Tango Therapeutics, Inc. (a)	11,248
19,298	UpHealth, Inc. (a)	11,434
3,827	Vicarious Surgical, Inc. (a)	11,251
6,627	Vincerx Pharma, Inc. (a)	8,748
		1,200,842
	Industrials — 12.7%
8,645	Advent Technologies Holdings, Inc. (a)	21,785
1,179	AerSale Corporation (a)	17,107
12,196	Alight, Inc. - Class A (a)	82,323
1,494	Alta Equipment Group, Inc. (a)	13,401

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 54.5% (Continued)
	Industrials — 12.7% (Continued)
6,137	Archer Aviation, Inc. - Class A (a)	$18,902
6,451	Astra Space, Inc. (a)	8,386
1,442	Atlas Technical Consultants, Inc. (a)	7,585
10,372	Aurora Innovation, Inc. (a)	19,811
7,437	Berkshire Grey, Inc. (a)	10,784
9,514	Bird Global, Inc. - Class A (a)	4,148
11,059	BlackSky Technology, Inc. (a)	25,546
2,491	Blade Air Mobility, Inc. (a)	11,110
7,760	ChargePoint Holdings, Inc. (a)	106,234
3,210	Custom Truck One Source, Inc. (a)	17,976
11,494	Desktop Metal, Inc. - Class A (a)	25,287
3,223	Energy Vault Holdings, Inc. (a)	32,295
5,440	Enovix Corporation (a)	48,470
7,637	Eos Energy Enterprises, Inc. (a)	9,241
3,052	ESS Tech, Inc. (a)	8,576
2,224	Eve Holding, Inc. (a)	13,789
16,535	Fast Radius, Inc. (a)	10,410
2,657	Fathom Digital Manufacturing Corporation - Class A (a)	10,309
4,690	FREYR Battery SA (a)	32,080
99,169	Grab Holdings, Ltd. - Class A (a)	250,898
11,354	Helbiz, Inc. (a)	7,380
7,190	Heliogen, Inc. (a)	15,171
5,154	Hillman Solutions Corporation (a)	44,531
5,452	Hyliion Holdings Corporation (a)	17,555
4,065	Hyzon Motors, Inc. (a)	11,951
3,976	Janus International Group, Inc. (a)	35,903
15,709	Joby Aviation, Inc. (a)	77,131
5,855	Li-Cycle Holdings Corporation (a)	40,282
3,970	Lightning eMotors, Inc. (a)	10,997
5,372	Lilium NV (a)	12,678
2,729	Lion Electric Company (a)	11,489
4,965	Markforged Holding Corporation (a)	9,185
6,782	Microvast Holdings, Inc. (a)	15,056
6,193	Momentus, Inc. (a)	13,377
2,276	NuScale Power Corporation (a)	22,737
2,946	Nuvve Holding Corporation (a)	13,787
9,131	Planet Labs pbc (a)	39,537
8,456	Proterra, Inc. (a)	39,236
2,993	Redwire Corporation (a)	9,099
10,851	Rocket Lab USA, Inc. (a)	41,125
14,939	Romeo Power, Inc. (a)	6,703
3,631	Sarcos Technology and Robotics Corporation (a)	9,659
1,914	Satellogic, Inc. - Class A (a)	7,828
12,406	SES AI Corporation (a)	48,756
8,188	Shapeways Holdings, Inc. (a)	9,580
5,406	Skillsoft Corporation (a)	19,029
10,917	Spire Global, Inc. (a)	12,664
7,005	Stem, Inc. (a)	50,156
3,779	Swvl Holdings Corporation (a)	24,412
3,445	Symbotic, Inc. (a)	37,792
3,891	Terran Orbital Corporation (a)	17,821
5,361	Tritium DCFC, Ltd. (a)	32,649
4,435	Velo3D, Inc. (a)	6,120
2,524	Vertical Aerospace, Ltd. (a)	7,951
16,303	Vertiv Holdings Company	134,011
11,910	View, Inc. (a)	19,294
11,055	Virgin Galactic Holdings, Inc. (a)	66,551
2,901	Virgin Orbit Holdings, Inc. (a)	11,111
1,943	Wallbox NV (a)	17,254
8,833	Wheels Up Experience, Inc. (a)	17,224
5,832	Xos, Inc. (a)	10,731
		1,861,956
	Information Technology — 6.9%
5,216	Aeva Technologies, Inc. (a)	16,326
5,409	AEye, Inc. (a)	10,331
3,563	AgileThought, Inc. (a)	18,421
6,238	Airspan Networks Holdings, Inc. (a)	18,652
2,064	Arbe Robotics, Ltd. (a)	11,352
1,876	Arqit Quantum, Inc. (a)	11,838
5,505	AvePoint, Inc. (a)	23,892
1,710	BigBear.ai Holdings, Inc. (a)	6,293
4,012	BTRS Holdings, Inc. - Class 1 (a)	19,980
4,232	CCC Intelligent Solutions Holdings, Inc. (a)	38,934
3,366	Cellebrite DI, Ltd. (a)	17,167
5,639	Cepton, Inc. (a)	8,797
5,734	Cipher Mining, Inc. (a)	7,856
2,372	CompoSecure, Inc. (a)	12,334
11,809	Core Scientific, Inc. (a)	17,595
2,379	Cvent Holding Corporation (a)	10,991
2,439	Cyxtera Technologies, Inc. (a)	27,658
14,251	Dave, Inc. (a)	9,808
12,283	E2open Parent Holdings, Inc. (a)	95,562
11,368	Embark Technology, Inc. (a)	5,744
6,895	Evolv Technologies Holdings, Inc. (a)	18,341
2,210	Grid Dynamics Holdings, Inc. (a)	37,172
3,539	indie Semiconductor, Inc. - Class A (a)	20,172
5,459	Innoviz Technologies, Ltd. (a)	21,399
5,104	IonQ, Inc. (a)	22,356

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 54.5% (Continued)
	Information Technology — 6.9% (Continued)
6,238	IronNet, Inc. (a)	$13,786
18,246	ironSource, Ltd. - Class A (a)	43,425
2,911	Kaleyra, Inc. (a)	5,938
5,341	Latch, Inc. (a)	6,089
5,621	LiveVox Holdings, Inc. (a)	9,331
11,640	Matterport, Inc. (a)	42,602
9,230	Mirion Technologies, Inc. (a)	53,165
4,413	Navitas Semiconductor Corporation (a)	17,034
11,827	Otonomo Technologies, Ltd. (a)	12,773
5,024	Ouster, Inc. (a)	8,139
3,019	Pagaya Technologies, Ltd. - Class A (a)	12,619
4,479	Paya Holdings, Inc. (a)	29,427
10,707	Payoneer Global, Inc. (a)	41,971
19,983	Paysafe, Ltd. (a)	38,967
9,902	Quanergy Systems, Inc. (a)	4,060
4,100	Repay Holdings Corporation (a)	52,685
3,523	Rigetti Computing, Inc. (a)	12,929
5,547	Rockley Photonics Holdings, Ltd. (a)	12,092
4,407	SmartRent, Inc. (a)	19,920
8,685	SoundHound AI, Inc. - Class A (a)	23,276
2,298	Spartacus Acquisition Corporation (a)	5,216
4,505	Valens Semiconductor, Ltd. (a)	15,677
8,917	Velodyne Lidar, Inc. (a)	8,518
3,069	WM Technology, Inc. (a)	10,097
		1,008,707
	Materials — 3.7%
7,101	Algoma Steel Group, Inc.	63,767
7,650	Ardagh Metal Packaging SA	46,665
4,652	Danimer Scientific, Inc. (a)	21,213
41,931	Ginkgo Bioworks Holdings, Inc. (a)	99,796
11,059	Hycroft Mining Holding Corporation (a)	12,276
6,924	MP Materials Corporation (a)	222,122
5,637	Origin Materials, Inc. (a)	28,861
5,293	PureCycle Technologies, Inc. (a)	39,274
10,137	TMC the metals company, Inc. (a)	10,441
		544,415
	Real Estate — 1.3%
9,206	Doma Holdings, Inc. (a)	9,482
3,631	Offerpad Solutions, Inc. (a)	7,916
20,807	Opendoor Technologies, Inc. (a)	98,001
15,824	WeWork, Inc. - Class A (a)	79,436
		194,835
	Utilities — 0.5%
3,473	Altus Power, Inc. (a)	21,915
9,088	ReNew Energy Global plc - Class A (a)	58,798
		80,713
	TOTAL COMMON STOCKS (Cost $21,016,791)	7,992,712

	SPECIAL PURPOSE ACQUISITION COMPANIES — 45.1%
2,939	26 Capital Acquisition Corporation - Class A (a)	28,832
2,447	ACE Convergence Acquisition Corporation - Class A (a)	24,837
3,059	Adit EdTech Acquisition Corporation (a)	30,101
3,949	AEA-Bridges Impact Corporation - Class A (a)	39,174
1,577	AfterNext HealthTech Acquisition Corporation - Class A (a)	15,313
5,322	AltC Acquisition Corporation - Class A (a)	51,357
4,434	Altimeter Growth Corporation 2 - Class A (a)	43,719
3,202	Altitude Acquisition Corporation - Class A (a)	31,700
2,841	Angel Pond Holdings Corporation - Class A (a)	27,941
7,352	Apollo Strategic Growth Capital II - Class A (a)	72,270
3,334	ArcLight Clean Transition Corporation II - Class A (a)	33,173
10,533	Ares Acquisition Corporation - Class A (a)	103,539
3,684	Atlantic Coastal Acquisition Corporation Class A (a)	36,029
3,692	Atlas Crest Investment Corporation II - Class A (a)	36,218
2,827	Aurora Acquisition Corporation - Class A (a)	27,705
7,282	Austerlitz Acquisition Corporation I - Class A (a)	70,999
14,604	Austerlitz Acquisition Corporation II - Class A (a)	142,389
6,374	Avanti Acquisition Corporation - Class A (a)	63,166
2,207	Battery Future Acquisition Corporation - Class A (a)	21,938
2,467	Biotech Acquisition Company - Class A (a)	24,423

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 45.1% (Continued)
6,402	Bluescape Opportunities Acquisition Corporation - Class A (a)	$63,444
5,554	Bridgetown Holdings, Ltd. - Class A (a)	55,096
2,455	Bright Lights Acquisition Corporation - Class A (a)	24,157
3,702	Broadscale Acquisition Corporation - Class A (a)	36,354
2,962	Cartesian Growth Corporation - Class A (a)	29,116
2,472	Catalyst Partners Acquisition Corporation - Class A (a)	24,077
8,822	CC Neuberger Principal Holdings II - Class A (a)	88,132
4,186	CC Neuberger Principal Holdings III - Class A (a)	41,190
5,328	CF Acquisition Corporation IV - Class A (a)	52,428
3,238	CF Acquisition Corporation VI - Class A (a)	32,283
2,670	CF Acquisition Corporation VIII - Class A (a)	26,994
5,359	Churchill Capital Corporation V - Class A (a)	52,679
5,866	Churchill Capital Corporation VI - Class A (a)	57,428
14,662	Churchill Capital Corporation VII - Class A (a)	143,248
8,825	Cohn Robbins Holdings Corporation - Class A (a)	87,720
8,392	Compute Health Acquisition Corporation - Class A (a)	82,326
2,987	Concord Acquisition Corporation - Class A (a)	29,751
7,910	Conx Corporation - Class A (a)	78,151
3,653	Corner Growth Acquisition Corporation - Class A (a)	36,019
2,935	Crown PropTech Acquisitions - Class A (a)	28,910
3,217	Decarbonization Plus Acquisition Corporation IV - Class A (a)	31,880
1,854	Delwinds Insurance Acquisition Corporation - Class A (a)	18,577
3,101	Digital World Acquisition Corporation - Class A (a)	74,920
3,158	DPCM Capital, Inc. - Class A (a)	31,296
4,346	Dragoneer Growth Opportunities Corporation III - Class A (a)	42,460
6,377	E.Merge Technology Acquisition Corporation - Class A (a)	63,706
4,350	Epiphany Technology Acquisition Corporation - Class A (a)	42,717
4,417	Equity Distribution Acquisition Corporation - Class A (a)	43,883
4,106	Executive Network Partnering Corporation - Class A (a)	41,019
6,118	Far Peak Acquisition Corporation - Class A (a)	60,079
2,141	Fast Acquisition Corporation - Class A (a)	21,688
2,664	Fintech Acquisition Corporation V - Class A (a)	26,240
2,362	First Reserve Sustainable Growth Corporation - Class A (a)	23,077
3,741	Forest Road Acquisition Corporation II - Class A (a)	36,643
4,242	Fortress Capital Acquisition Corporation - Class A (a)	41,784
5,983	Fortress Value Acquisition Corporation IV - Class A (a)	58,454
3,212	Founder SPAC - Class A (a)	32,313
8,846	FTAC Hera Acquisition Corporation - Class A (a)	86,691
5,302	Fusion Acquisition Corporation II - Class A (a)	52,013
3,286	G Squared Ascend I, Inc. - Class A (a)	32,236
6,083	GO Acquisition Corporation - Class A (a)	60,708
5,841	Gores Holdings VII, Inc. - Class A (a)	57,125
3,628	Gores Holdings VIII, Inc. - Class A (a)	35,736
4,904	Health Assurance Acquisition Corporation - Class A (a)	48,452
3,555	Healthcare Services Acquisition Corporation - Class A (a)	34,981
3,384	Hennessy Capital Investment Corporation V - Class A (a)	33,231
4,441	HH&L Acquisition Company - Class A (a)	43,611
3,890	HIG Acquisition Corporation - Class A (a)	38,511
3,200	Highland Transcend Partners I Corporation - Class A (a)	31,552
5,546	Horizon Acquisition Corporation II - Class A (a)	54,961

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 45.1% (Continued)
6,381	Hudson Executive Investment Corporation III - Class A (a)	$62,534
3,197	IG Acquisition Corporation - Class A (a)	31,650
4,333	Independence Holdings Corporation - Class A (a)	42,507
10,981	Jaws Mustang Acquisition Corporation - Class A (a)	107,943
4,366	JOFF Fintech Acquisition Corporation - Class A (a)	42,787
2,958	Kensington Capital Acquisition Corporation V - Class A (a)	29,255
3,674	Khosla Ventures Acquisition Company (a)	35,821
5,676	Khosla Ventures Acquisition Company III - Class A (a)	55,284
14,695	KKR Acquisition Holdings I Corporation - Class A (a)	143,864
5,217	Landcadia Holdings IV, Inc. - Class A (a)	51,074
6,115	Lazard Growth Acquisition Corporation I (a)	59,805
2,394	Leo Holdings Corporation II - Class A (a)	23,605
6,020	Liberty Media Acquisition Corporation - Class A (a)	59,237
7,337	Longview Acquisition Corporation II - Class A (a)	71,682
3,703	Lux Health Tech Acquisition Corporation - Class A (a)	36,623
4,222	M3-Brigade Acquisition II Corporation - Class A (a)	41,418
3,810	Marlin Technology Corporation - Class A (a)	37,719
5,302	Mason Industrial Technology, Inc. - Class A (a)	51,854
2,907	MDH Acquisition Corporation - Class A (a)	28,576
2,685	MedTech Acquisition Corporation - Class A (a)	26,420
2,828	MELI Kaszek Pioneer Corporation - Class A (a)	27,997
2,025	Metals Acquisition Corporation - Class A (a)	19,825
3,612	Mission Advancement Corporation - Class A (a)	35,325
3,343	Mudrick Capital Acquisition Corporation II - Class A (a)	33,697
4,023	North Atlantic Acquisition Corporation - Class A (a)	39,586
4,231	Northern Star Investment Corporation II - Class A (a)	41,548
3,285	Pathfinder Acquisition Corporation - Class A (a)	32,259
21,340	Pershing Square Tontine Holdings, Ltd. - Class A (a)	426,160
4,288	Pioneer Merger Corporation - Class A (a)	42,237
7,340	Pontem Corporation - Class A (a)	72,299
4,420	Primavera Capital Acquisition Corporation - Class A (a)	43,449
1,840	Prime Impact Acquisition I - Class A (a)	18,400
2,983	Prospector Capital Corporation - Class A (a)	29,383
6,073	RedBall Acquisition Corporation - Class A (a)	60,487
5,783	Revolution Healthcare Acquisition Corporation - Class A (a)	56,442
4,314	Ribbit LEAP, Ltd. - Class A (a)	42,752
2,698	Rosecliff Acquisition Corporation I - Class A (a)	26,467
3,628	Ross Acquisition Corporation II - Class A (a)	35,627
6,075	ScION Tech Growth I - Class A (a)	60,021
8,041	Screaming Eagle Acquisition Corporation - Class A (a)	77,113
4,423	Senior Connect Acquisition Corporation I - Class A (a)	43,567
3,677	Silver Crest Acquisition Corporation - Class A (a)	36,255
2,882	Silver Spike Acquisition Corporation II - Class A (a)	28,229
3,633	Simon Property Group Acquisition Holdings, Inc. - Class A (a)	35,603
6,161	Slam Corporation - Class A (a)	60,439
4,873	Social Capital Hedosophia Holdings Corporation IV - Class A (a)	48,389
12,248	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	121,623
2,694	Social Capital Suvretta Holdings Corporation I - Class A (a)	26,644
2,682	Social Capital Suvretta Holdings Corporation II - Class A (a)	26,069
2,683	Social Capital Suvretta Holdings Corporation III - Class A (a)	26,696

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 45.1% (Continued)
2,683	Social Capital Suvretta Holdings Corporation IV - Class A (a)	$26,052
2,194	Social Leverage Acquisition Corporation I - Class A (a)	21,567
4,945	SVF Investment Corporation - Class A (a)	48,758
2,523	SVF Investment Corporation 2 - Class A (a)	24,776
3,454	Tailwind Acquisition Corporation - Class A (a)	34,367
3,138	Tailwind International Acquisition Corporation - Class A (a)	30,785
4,311	TCV Acquisition Corporation - Class A (a)	42,032
4,855	TCW Special Purpose Acquisition Corporation - Class A (a)	47,336
1,913	Tiga Acquisition Corporation - Class A (a)	19,646
3,757	TPG Pace Beneficial Finance Corporation - Class A (a)	37,232
3,066	USHG Acquisition Corporation - Class A (a)	30,047
4,803	Vector Acquisition Corporation II - Class A (a)	47,069
2,437	Velocity Acquisition Corporation - Class A (a)	23,858
1,675	Viveon Health Acquisition Corporation (a)	17,169
5,994	Vy Global Growth - Class A (a)	59,300
3,693	Waldencast Acquisition Corporation - Class A (a)	36,376
5,839	Warburg Pincus Capital Corporation I - Class B (a)	57,222
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $7,078,821)	6,612,708

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
60,684	First American Government Obligations Fund - Class X, 1.29% (d)	$60,684
	TOTAL SHORT-TERM INVESTMENTS (Cost $60,684)	60,684

	TOTAL INVESTMENTS — 100.0% (Cost $28,156,296)	14,666,104
	Liabilities in Excess of Other Assets — 0.0% (e)	(2,590)
	NET ASSETS — 100.0%	$14,663,514

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $29 which represents 0.00% of net assets.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(e)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Consumer Discretionary — 4.4%
71,671	Iljin Hysolus Company, Ltd. (a)	$1,769,143

	Consumer Staples — 4.0%
135,555	Pungkuk Ethanol Company, Ltd.	1,592,124

	Energy — 0.8%
56,151	Everfuel AS (a)	306,338

	Industrials — 77.2% (b)
4,690,159	AFC Energy plc (a)	1,173,366
351,238	Ballard Power Systems, Inc. (a)	2,212,799
142,425	Bloom Energy Corporation - Class A (a)	2,350,012
637,070	Cell Impact AB (a)	829,955
291,646	Ceres Power Holdings plc (a)	1,940,954
81,854	Doosan Fuel Cell Company, Ltd. (a)	1,894,418
615,145	FuelCell Energy, Inc. (a)	2,306,794
198,144	Gencell, Ltd. (a)	240,060
348,506	Hexagon Purus ASA (a)	900,212
713,491	ITM Power plc (a)	1,497,307
148,493	McPhy Energy SA (a)	1,988,642
1,790,749	NEL ASA (a)	2,168,710
197,216	Plug Power, Inc. (a)	3,267,869
156,201	PowerCell Sweden AB (a)	2,066,949
13,529,805	Powerhouse Energy Group plc (a)	267,008
88,993	SFC Energy AG (a)	2,228,244
100,538	S-Fuelcell Company, Ltd.	1,780,941
2,712,898	Xebec Adsorption, Inc. (a)	1,745,576
		30,859,816
	Materials — 13.3%
13,393	Air Liquide SA	1,793,892
7,655	Air Products and Chemicals, Inc.	1,840,874
5,878	Linde plc	1,690,101
		5,324,867
	TOTAL COMMON STOCKS (Cost $62,061,177)	39,852,288

	TOTAL INVESTMENTS — 99.7% (Cost $62,061,177)	39,852,288
	Other Assets in Excess of Liabilities — 0.3%	117,113
	NET ASSETS — 100.0%	$39,969,401

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 95.4%
	Consumer Discretionary — 4.9%
56,900	GrowGeneration Corporation (a)	$204,271

	Consumer Staples — 7.9%
157,000	22nd Century Group, Inc. (a)	334,410

	Health Care — 76.0% (b)
10,691	ALT House Cannabis, Inc. (a)(c)(d)	0
90,581	ATAI Life Sciences NV (a)	329,715
140,311	Aurora Cannabis, Inc. (a)	184,913
141,000	Cardiol Therapeutics, Inc. - Class A (a)	184,728
335,662	Charlottes Web Holdings, Inc. (a)	150,924
18,700	Compass Pathways plc - ADR (a)	202,334
146,930	Cronos Group, Inc. (a)	410,053
374,285	Cybin, Inc. (a)	209,600
118,126	Field Trip Health, Ltd. (a)	95,237
34,891	Forian, Inc. (a)	153,171
20,500	GH Research plc (a)	204,590
579,000	HEXO Corporation (a)	121,191
441,865	Mind Medicine MindMed, Inc. (a)	282,838
664,880	Numinus Wellness, Inc. (a)	126,280
494,370	PharmaCielo, Ltd. (a)	166,713
343,215	Seelos Therapeutics, Inc. (a)	233,489
137,038	Zynerba Pharmaceuticals, Inc. (a)	156,223
		3,211,999
	Real Estate — 6.6%
2,541	Innovative Industrial Properties, Inc.	279,180

	TOTAL COMMON STOCKS (Cost $10,318,179)	4,029,860

	SHORT-TERM INVESTMENTS — 0.4%
18,799	First American Government Obligations Fund - Class X, 1.29% (e)	18,799
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,799)	18,799

	TOTAL INVESTMENTS — 95.8% (Cost $10,336,978)	4,048,659
	Other Assets in Excess of Liabilities — 4.2%	176,330
	NET ASSETS — 100.0%	$4,224,989

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(e)	Rate shown is the annualized seven-day yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Consumer Discretionary — 43.9% (a)
26,169	Accor SA (b)	$706,664
216,725	Carnival Corporation (b)	1,874,671
4,014	Choice Hotels International, Inc.	448,083
23,977	Hilton Worldwide Holdings, Inc.	2,671,997
19,913	Huazhu Group, Ltd. - ADR	758,685
4,892	Hyatt Hotels Corporation - Class A (b)	361,568
20,458	InterContinental Hotels Group plc - ADR	1,105,755
20,655	Marriott International, Inc. - Class A	2,809,287
551,900	Minor International pcl - NVDR (b)	530,748
105,606	Norwegian Cruise Line Holdings, Ltd. (b)	1,174,339
16,300	Resorttrust, Inc.	266,357
42,829	Royal Caribbean Cruises, Ltd. (b)	1,495,160
348,000	Shangri-La Asia, Ltd. (b)	282,056
24,873	Whitbread plc	748,528
9,988	Wyndham Hotels & Resorts, Inc.	656,411
		15,890,309
	Industrials — 45.9% (a)
27,368	Air Canada (b)	340,310
296,000	Air China, Ltd. - H-Shares (b)	257,262
195,552	Air France-KLM (b)	228,460
16,325	Alaska Air Group, Inc. (b)	653,816
1,668	Allegiant Travel Company (b)	188,634
79,038	American Airlines Group, Inc. (b)	1,002,202
24,800	ANA Holdings, Inc. (b)	456,278
138,000	Cathay Pacific Airways, Ltd. (b)	151,068
520,000	China Airlines, Ltd.	410,984
13,490	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	138,542
2,018	Copa Holdings SA - Class A (b)	127,881
84,007	Delta Air Lines, Inc. (b)	2,433,683
91,392	Deutsche Lufthansa AG (b)	531,614
59,134	easyJet plc (b)	263,274
412,000	Eva Airways Corporation	438,556
1,877	Hanjin Kal Corporation (b)	89,340
579,460	International Consolidated Airlines Group SA (b)	758,757
22,600	Japan Airlines Company, Ltd. (b)	395,090
36,532	JetBlue Airways Corporation (b)	305,773
27,138	Korean Air Lines Company, Ltd. (b)	526,708
279,555	Qantas Airways, Ltd. (b)	859,294
17,348	Ryanair Holdings plc - ADR (b)	1,166,653
176,000	Singapore Airlines, Ltd. (b)	644,966
4,727	SkyWest, Inc. (b)	100,449
62,901	Southwest Airlines Company (b)	2,271,984
14,235	Spirit Airlines, Inc. (b)	339,362
38,740	United Airlines Holdings, Inc. (b)	1,372,171
7,720	Wizz Air Holdings plc (b)	164,447
		16,617,558
	Real Estate — 10.1%
27,803	Apple Hospitality REIT, Inc.	407,870
23,218	DiamondRock Hospitality Company (b)	190,620
49,987	Host Hotels & Resorts, Inc.	783,796
1,005	Invincible Investment Corporation	295,164
663	Japan Hotel REIT Investment Corporation	330,878
25,228	Park Hotels & Resorts, Inc.	342,344
13,110	Pebblebrook Hotel Trust	217,232
18,591	RLJ Lodging Trust	205,059
5,996	Ryman Hospitality Properties, Inc. (b)	455,876
26,090	Service Properties Trust	136,451
26,935	Sunstone Hotel Investors, Inc. (b)	267,195
		3,632,485
	TOTAL COMMON STOCKS (Cost $48,938,648)	36,140,352

	PREFERRED STOCKS — 0.3%
	Industrials — 0.3%
13,365	Azul SA - ADR (b)	94,892
	TOTAL PREFERRED STOCKS (Cost $202,617)	94,892

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
83,020	First American Government Obligations Fund - Class X, 1.29% (c)	$83,020
	TOTAL SHORT-TERM INVESTMENTS (Cost $83,020)	83,020

	TOTAL INVESTMENTS — 100.4% (Cost $49,224,285)	36,318,264
	Liabilities in Excess of Other Assets — (0.4)%	(141,981)
	NET ASSETS — 100.0%	$36,176,283

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.0%
	Communication Services — 3.8%
155,591	Vinco Ventures, Inc. (b)	$214,716

	Consumer Discretionary — 25.2% (a)
25,198	DraftKings, Inc. - Class A (b)	294,061
6,806	eBay, Inc.	283,606
14,832	Funko, Inc. - Class A (b)	331,050
2,397	GameStop Corporation - Class A (b)	293,153
37,226	PLBY Group, Inc. (b)	238,246
		1,440,116
	Financials — 18.1%
4,189	Bitcoin Group SE	115,177
4,806	Coinbase Global, Inc. - Class A (b)	225,978
81,769	Mogo, Inc. (b)	69,094
34,953	Robinhood Markets, Inc. - Class A (b)	287,314
4,164	Silvergate Capital Corporation - Class A (b)	222,899
218,232	Valour, Inc. (b)	65,980
108,488	Voyager Digital, Ltd. (b)	48,779
		1,035,221
	Industrials — 1.2%
23,356	Singularity Future Technology, Ltd. (b)	70,769

	Information Technology — 49.1% (a)
499,665	Argo Blockchain plc (b)	203,284
280,046	BIGG Digital Assets, Inc. (b)	82,497
47,707	BIT Mining, Ltd. - ADR (b)	29,583
165,216	Bitfarms, Ltd./Canada (b)	185,042
3,857	Block, Inc. (b)	237,051
87,334	Canaan, Inc. - ADR (b)	281,216
46,970	Cleanspark, Inc. (b)	184,122
5,876	Cloudflare, Inc. - Class A (b)	257,075
115,295	Core Scientific, Inc. (b)	171,790
75,665	Hive Blockchain Technologies, Ltd. (b)	225,831
139,549	Hut 8 Mining Corporation (b)	188,236
44,302	Iris Energy, Ltd. (b)	148,412
36,422	Marathon Digital Holdings, Inc. (b)	194,494
64,758	Mawson Infrastructure Group, Inc. (b)	70,586
51,613	Riot Blockchain, Inc. (b)	216,258
53,270	Stronghold Digital Mining, Inc. - Class A (b)	88,428
33,466	Terawulf, Inc. (b)	40,159
		2,804,064
	Materials — 0.6%
15,559	Cryptyde, Inc. (b)	31,585

	TOTAL COMMON STOCKS (Cost $14,807,414)	5,596,471

	SPECIAL PURPOSE ACQUISITION COMPANIES — 1.6%
8,714	Aries I Acquisition Corporation - Class A (b)	87,924
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $87,686)	87,924

	SHORT-TERM INVESTMENTS — 0.5%
30,214	First American Government Obligations Fund - Class X, 1.29% (c)	30,214
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,214)	30,214

	TOTAL INVESTMENTS — 100.1% (Cost $14,925,314)	5,714,609
	Liabilities in Excess of Other Assets — (0.1)%	(3,683)
	NET ASSETS — 100.0%	$5,710,926

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF
ASSETS
Investments in securities, at value * + (Note 2)	$138,588,135	$941,066,325	$14,666,104	$39,852,288
Foreign currency, at value*	4,178	—	—	58,285
Dividends and interest receivable	235,395	1,367,267	1,380	12,123
Reclaims receivable	29,040	103,721	33	7,691
Securities lending income receivable	16,425	34,814	—	—
Transaction fees receivable	12	—	—	—
Receivable for securities sold	—	6,299,095	118,544	1,779,554
Total assets	138,873,185	948,871,222	14,786,061	41,709,941

LIABILITIES
Due to custodian	—	—	—	338,991
Collateral received for securities loaned (Note 4)	23,327,448	78,338,703	—	—
Management fees payable	42,207	229,671	5,514	11,136
Payable for securities purchased	—	—	117,033	—
Payable for capital shares redeemed	—	6,328,710	—	1,390,413
Total liabilities	23,369,655	84,897,084	122,547	1,740,540

NET ASSETS	$115,503,530	$863,974,138	$14,663,514	$39,969,401

Net Assets Consist of:
Paid-in capital	$133,037,515	$924,816,423	$42,455,748	$86,664,275
Total distributable earnings (accumulated deficit)	(17,533,985)	(60,842,285)	(27,792,234)	(46,694,874)
Net assets	$115,503,530	$863,974,138	$14,663,514	$39,969,401

Net Asset Value:
Net assets	$115,503,530	$863,974,138	$14,663,514	$39,969,401
Shares outstanding ^	2,850,000	27,400,000	1,125,000	3,650,000
Net asset value, offering and redemption price per share	$40.53	$31.53	$13.03	$10.95

* Identified cost:
Investments in securities	$156,368,988	$1,019,792,408	$28,156,296	$62,061,177
Foreign currency	4,208	—	—	58,835
+ Includes loaned securities with a value of	$22,650,723	$75,145,611	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited) (Continued)

	Defiance Next Gen Altered Experience ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Digital Revolution ETF
ASSETS
Investments in securities, at value * + (Note 2)	$4,048,659	$36,318,264	$5,714,609
Foreign currency, at value*	—	—	1
Dividends and interest receivable	4,462	17,796	25
Reclaims receivable	—	95	—
Securities lending income receivable	—	—	—
Transaction fees receivable	—	—	—
Receivable for securities sold	174,596	1,146,302	—
Total assets	4,227,717	37,482,457	5,714,635

LIABILITIES
Due to custodian	—	159,847	—
Collateral received for securities loaned (Note 4)	—	—	—
Management fees payable	2,728	15,814	3,709
Payable for securities purchased	—	—	—
Payable for capital shares redeemed	—	1,130,513	—
Total liabilities	2,728	1,306,174	3,709

NET ASSETS	$4,224,989	$36,176,283	$5,710,926

Net Assets Consist of:
Paid-in capital	$17,453,097	$53,228,519	17,825,947
Total distributable earnings (accumulated deficit)	(13,228,108)	(17,052,236)	(12,115,021)
Net assets	$4,224,989	$36,176,283	$5,710,926

Net Asset Value:
Net assets	$4,224,989	$36,176,283	$5,710,926
Shares outstanding ^	850,000	2,400,000	950,000
Net asset value, offering and redemption price per share	$4.97	$15.07	$6.01

* Identified cost:
Investments in securities	$10,336,978	$49,224,285	$14,925,314
Foreign currency	—	—	1
+ Includes loaned securities with a value of	$—	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Six-Months Ended June 30, 2022 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF
INCOME
Dividends*	$1,080,896	$9,016,619	$3,578	$73,370
Securities lending income, net (Note 4)	91,000	133,341	—	—
Interest	580	7,126	68	378
Total investment income	1,172,476	9,157,086	3,646	73,748

EXPENSES
Management fees	298,036	1,641,257	43,634	79,698
Net investment income (loss)	874,440	7,515,829	(39,988)	(5,950)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	912,686	30,205,057	(4,043,575)	(16,535,370)
Foreign currency	(3,183)	5,390	—	(35,189)
Change in unrealized appreciation (depreciation) on:
Investments	(48,222,035)	(342,941,586)	(5,618,498)	(13,039,676)
Foreign currency	(683)	(4,480)	—	(1,347)
Net realized and unrealized gain (loss) on investments	(47,313,215)	(312,735,619)	(9,662,073)	(29,611,582)
Net increase (decrease) in net assets resulting from operations	$(46,438,775)	$(305,219,790)	$(9,702,061)	$(29,617,532)

* Net of foreign taxes withheld of	$102,975	$469,841	$393	$7,095

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Six-Months Ended June 30, 2022 (Unaudited) (Continued)

	Defiance Next Gen Altered Experience ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Digital Revolution ETF
INCOME
Dividends*	$9,023	$66,442	$3,466
Securities lending income, net (Note 4)	—	—	—
Interest	46	204	45
Total investment income	9,069	66,646	3,511

EXPENSES
Management fees	24,829	84,088	32,293
Net investment income (loss)	(15,760)	(17,442)	(28,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(5,133,556)	(3,784,335)	(2,460,515)
Foreign currency	(358)	(11,589)	4,613
Change in unrealized appreciation (depreciation) on:
Investments	(752,550)	(12,353,867)	(7,764,030)
Foreign currency	(610)	508	—
Net realized and unrealized gain (loss) on investments	(5,887,074)	(16,149,283)	(10,219,932)
Net increase (decrease) in net assets resulting from operations	$(5,902,834)	$(16,166,725)	$(10,248,714)

* Net of foreign taxes withheld of	$—	$356	$—

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$874,440	$708,611
Net realized gain (loss) on investments	909,503	10,846,560
Change in unrealized appreciation (depreciation) on investments	(48,222,718)	19,161,190
Net increase (decrease) in net assets resulting from operations	(46,438,775)	30,716,361

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(789,734)	(690,361)
Total distributions to shareholders	(789,734)	(690,361)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,736,885	117,576,090
Payments for shares redeemed	(18,425,485)	(25,162,790)
Transaction fees (Note 7)	2,268	38,397
Net increase (decrease) in net assets derived from capital share transactions (a)	(15,686,332)	92,451,697
Net increase (decrease) in net assets	$(62,914,841)	$122,477,697

NET ASSETS
Beginning of period/year	$178,418,371	$55,940,674
End of period/year	$115,503,530	$178,418,371

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	50,000	2,350,000
Shares redeemed	(400,000)	(500,000)
Net increase (decrease)	(350,000)	1,850,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$7,515,829	$15,732,899
Net realized gain (loss) on investments and foreign currency	30,210,447	125,188,423
Change in unrealized appreciation (depreciation) on investments and foreign currency	(342,946,066)	129,987,506
Net increase (decrease) in net assets resulting from operations	(305,219,790)	270,908,828

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(7,340,204)	(15,735,900)
Tax return of capital to shareholders	—	(525,022)
Total distributions to shareholders	(7,340,204)	(16,260,922)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,457,740	561,836,190
Payments for shares redeemed	(214,658,270)	(323,041,080)
Transaction fees (Note 7)	18	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(207,200,512)	238,795,110
Net increase (decrease) in net assets	$(519,760,506)	$493,443,016

NET ASSETS
Beginning of period/year	$1,383,734,644	$890,291,628
End of period/year	$863,974,138	$1,383,734,644

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	15,150,000
Shares redeemed	(6,000,000)	(8,450,000)
Net increase (decrease)	(5,800,000)	6,700,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$(39,988)	$(209,668)
Net realized gain (loss) on investments and foreign currency	(4,043,575)	(10,865,909)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(5,618,498)	(11,731,293)
Net increase (decrease) in net assets resulting from operations	(9,702,061)	(22,806,870)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(448,838)
Total distributions to shareholders	—	(448,838)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,370,090	95,397,415
Payments for shares redeemed	(5,101,653)	(94,792,882)
Transaction fees (Note 7)	18	1,149
Net increase (decrease) in net assets derived from capital share transactions (a)	(3,731,545)	605,682
Net increase (decrease) in net assets	$(13,433,606)	$(22,650,026)

NET ASSETS
Beginning of period/year	$28,097,120	$50,747,146
End of period/year	$14,663,514	$28,097,120

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	3,300,000
Shares redeemed	(300,000)	(3,750,000)
Net increase (decrease)	(200,000)	(450,000)

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
OPERATIONS
Net investment income (loss)	$(5,950)	$(48,530)
Net realized gain (loss) on investments	(16,570,559)	(7,975,136)
Change in unrealized appreciation (depreciation) on investments	(13,041,023)	(9,169,203)
Net increase (decrease) in net assets resulting from operations	(29,617,532)	(17,192,869)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—
Tax return of capital to shareholders	—	(6,902)
Total distributions to shareholders	—	(6,902)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,588,998	83,719,170
Payments for shares redeemed	(2,901,032)	(654,260)
Transaction fees (Note 7)	16,159	17,669
Net increase (decrease) in net assets derived from capital share transactions (a)	3,704,125	83,082,579
Net increase (decrease) in net assets	$(25,913,407)	$65,882,808

NET ASSETS
Beginning of period	$65,882,808	$—
End of period	$39,969,401	$65,882,808

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	425,000	3,475,000
Shares redeemed	(225,000)	(25,000)
Net increase (decrease)	200,000	3,450,000

(1)	The Fund commenced operations on March 9, 2021. The information shown is for the period from March 9, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(15,760)	$(37,091)
Net realized gain (loss) on investments	(5,133,914)	(1,489,432)
Change in unrealized appreciation (depreciation) on investments	(753,160)	(5,535,378)
Net increase (decrease) in net assets resulting from operations	(5,902,834)	(7,061,901)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(233,167)
Total distributions to shareholders	—	(233,167)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,238,940	16,811,130
Payments for shares redeemed	(369,488)	(1,293,245)
Transaction fees (Note 7)	667	34,887
Net increase (decrease) in net assets derived from capital share transactions (a)	1,870,119	15,552,772
Net increase (decrease) in net assets	$(4,032,715)	$8,257,704

NET ASSETS
Beginning of period	$8,257,704	$—
End of period	$4,224,989	$8,257,704

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	225,000	750,000
Shares redeemed	(75,000)	(50,000)
Net increase (decrease)	150,000	700,000

(1)	The Fund commenced operations on May 27, 2021. The information shown is for the period from May 27, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(17,442)	$(27,031)
Net realized gain (loss) on investments	(3,795,924)	(538,962)
Change in unrealized appreciation (depreciation) on investments	(12,353,359)	(552,121)
Net increase (decrease) in net assets resulting from operations	(16,166,725)	(1,118,114)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	38,041,765	25,848,695
Payments for shares redeemed	(8,453,640)	(1,981,580)
Transaction fees (Note 7)	3,983	1,899
Net increase (decrease) in net assets derived from capital share transactions (a)	29,592,108	23,869,014
Net increase (decrease) in net assets	$13,425,383	$22,750,900

NET ASSETS
Beginning of period	$22,750,900	$—
End of period	$36,176,283	$22,750,900

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,825,000	1,175,000
Shares redeemed	(500,000)	(100,000)
Net increase (decrease)	1,325,000	1,075,000

(1)	The Fund commenced operations on June 3, 2021. The information shown is for the period from June 3, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(28,782)	$(4,094)
Net realized gain (loss) on investments	(2,455,902)	(415,538)
Change in unrealized appreciation (depreciation) on investments	(7,764,030)	(1,446,675)
Net increase (decrease) in net assets resulting from operations	(10,248,714)	(1,866,307)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,048,013	11,777,934
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	6,048,013	11,777,934
Net increase (decrease) in net assets	$(4,200,701)	$9,911,627

NET ASSETS
Beginning of period	$9,911,627	$—
End of period	$5,710,926	$9,911,627

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	410,000	540,000
Shares redeemed	—	—
Net increase (decrease)	410,000	540,000

(1)	The Fund commenced operations on December 1, 2021. The information shown is for the period from December 1, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022		Year Ended December 31,				Period Ended December 31,
	(Unaudited)		2021	2020	2019		2018 (1)
Net asset value, beginning of period/year	$55.76		$41.44	$29.37	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.28		0.31	0.22	0.22		0.05
Net realized and unrealized gain (loss) on investments (3)	(15.24)		14.26	12.06	9.36		(5.05)
Total from investment operations	(14.96)		14.57	12.28	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)		(0.24)	(0.19)	(0.18)		(0.03)
From realized gains	—		(0.03)	(0.02)	—		—
Tax return of capital to shareholders	—		—	—	—		(0.01)
Total distributions to shareholders	(0.27)		(0.27)	(0.21)	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)	0.02	0.00 (4)	0.01		0.00	(4)

Net asset value, end of period/year	$40.53		$55.76	$41.44	$29.37		$19.96

Total return	-26.86	%(5)	35.27%	42.01%	48.20%		-20.01	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$115,504		$178,418	$55,941	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40	%(7)	0.40%	0.40%	0.40	%(6)	0.65	%(7)
Net investment income (loss) to average net assets	1.17	%(7)	0.61%	0.71%	0.87%		0.70	%(7)
Portfolio turnover rate (8)	13	%(5)	35%	40%	45%		22	%(5)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Less than $0.005.
(5)	Not annualized.
(6)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022		Year Ended December 31,		Period Ended December 31,
	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period/year	$41.68		$33.60	$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.25		0.48	0.38	0.25
Net realized and unrealized gain (loss) on investments (3)	(10.14)		8.09	7.35	1.15
Total from investment operations	(9.89)		8.57	7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.26)		(0.47)	(0.31)	(0.20)
Tax return of capital to shareholders	—		(0.02)	(0.02)	—
Total distributions to shareholders	(0.26)		(0.49)	(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)	—	0.00 (4)	—

Net asset value, end of period/year	$31.53		$41.68	$33.60	$26.20

Total return	-23.77	%(5)	25.63%	29.77%	5.64	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$863,974		$1,383,735	$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(6)	0.30%	0.30%	0.30	%(6)
Net investment income (loss) to average net assets	1.37	%(6)	1.29%	1.35%	1.22	%(6)
Portfolio turnover rate (7)	11	%(5)	24%	28%	54	%(5)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020 (1)
Net asset value, beginning of period/year	$21.21		$28.59	$25.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)		(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments (3)	(8.15)		(6.97)	3.36
Total from investment operations	(8.18)		(7.06)	3.35

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.27)	—
Realized gains	—		(0.05)	—
Total distributions to shareholders	—		(0.32)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)	0.00 (4)	0.00	(4)

Net asset value, end of period/year	$13.03		$21.21	$28.59

Total return	-38.54	%(5)	-24.72%	13.29	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$14,664		$28,097	$50,747

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	-0.41	%(6)	-0.37%	-0.16	%(6)
Portfolio turnover rate (7)	33	%(5)	149%	64	%(5)

(1)	Commencement of operations on September 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$19.10		$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.00	)(4)	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(8.15)		(8.04)
Total from investment operations	(8.15)		(8.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—
Tax return of capital to shareholders	—		(0.00	)(4)
Total distributions to shareholders	—		(0.00	)(4)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)	0.01

Net asset value, end of period	$10.95		$19.10

Total return	-42.65	%(5)	-29.68	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$39,969		$65,883

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(6)	0.30	%(6)
Net investment income (loss) to average net assets	-0.02	%(6)	-0.15	%(6)
Portfolio turnover rate (7)	42	%(5)	69	%(5)

(1)	Commencement of operations on March 9, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$11.80		$25.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)		(0.08)
Net realized and unrealized gain (loss) on investments (3)	(6.81)		(13.38)
Total from investment operations	(6.83)		(13.46)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.33)
Total distributions to shareholders	—		(0.33)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)	0.08

Net asset value, end of period	$4.97		$11.80

Total return	-57.87	%(5)	-52.43	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$4,225		$8,258

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(6)	0.75	%(6)
Net investment income (loss) to average net assets	-0.48	%(6)	-0.75	%(6)
Portfolio turnover rate (7)	47	%(5)	58	%(5)

(1)	Commencement of operations on May 27, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$21.16		$24.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)		(0.05)
Net realized and unrealized gain (loss) on investments (3)	(6.08)		(3.15)
Total from investment operations	(6.09)		(3.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)	0.00	(4)

Net asset value, end of period	$15.07		$21.16

Total return	-28.78	%(5)	-13.12	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$36,176		$22,751

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)	0.45	%(6)
Net investment income (loss) to average net assets	-0.09	%(6)	-0.37	%(6)
Portfolio turnover rate (7)	24	%(5)	26	%(5)

(1)	Commencement of operations on June 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$18.35		$24.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments (3)	(12.31)		(5.77)
Total from investment operations	(12.34)		(5.78)

Net asset value, end of period	$6.01		$18.35

Total return	-67.25	%(4)	-23.93	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$5,711		$9,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(5)	0.65	%(5)
Net investment income (loss) to average net assets	-0.65	%(5)	-0.65	%(5)
Portfolio turnover rate (6)	44	%(4)	17	%(4)

(1)	Commencement of operations on December 1, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Defiance Next Gen SPAC Derived ETF, Defiance Next Gen H2 ETF, Defiance Next Gen Altered Experience ETF, Defiance Hotel, Airline, and Cruise ETF and Defiance Digital Revolution ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”). Defiance Quantum ETF and Defiance Next Gen Connectivity ETF (each a “Fund” or additionally included as the “Funds”) are each a diversified series of the Trust. The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Next Gen SPAC Derived ETF is to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Next Gen Altered Experience ETF is to track the total return performance, before fees and expenses, of the BITA Medical Psychedelics, Cannabis, and Ketamine Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Digital Revolution ETF is to track the total return performance, before fees and expenses, of the BITA NFT and Blockchain Select Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Quantum ETF	September 4, 2018
Defiance Next Gen Connectivity ETF	March 4, 2019
Defiance Next Gen SPAC Derived ETF	September 30, 2020
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Next Gen Altered Experience ETF	May 27, 2021
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Digital Revolution ETF	December 1, 2021

The end of the reporting period for the Funds is June 30, 2022, and the period covered by these Notes to Financial Statements is the period from January 1, 2022 through June 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, special purchase acquisition companies (“SPAC”) and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$115,227,009	$—	$—	$115,227,009
Short-Term Investments	33,678	—	—	33,678
Investments Purchased with Proceeds from Securities Lending	—	23,327,448	—	23,327,448
Total Investments in Securities, at value	$115,260,687	$23,327,448	$—	$138,588,135

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$861,730,182	$—	$—	$861,730,182
Short-Term Investments	997,440	—	—	997,440
Investments Purchased with Proceeds from Securities Lending	—	78,338,703	—	78,338,703
Total Investments in Securities, at value	$862,727,622	$78,338,703	$—	$941,066,325

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Defiance Next Gen SPAC Derived ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,992,683	$—	$29	$7,992,712
Special Purpose Acquisition Companies	6,584,767	27,941	—	6,612,708
Short-Term Investments	60,684	—	—	60,684
Total Investments in Securities, at value	$14,638,134	$27,941	$29	$14,666,104

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 6/30/2022
Common Stocks	$—	$—	$—	$—	$—	$29	$—	$29

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$29	Market comparable companies	Discount for lack of marketability	0.01 USD

*	Nexters, Inc. has been valued between $0.01 and $8.89 per share during the current fiscal period.

Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,852,288	$—	$—	$39,852,288
Total Investments in Securities, at value	$39,852,288	$—	$—	$39,852,288

Defiance Next Gen Altered Experience ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$4,029,860	$—	$0	*	$4,029,860
Short-Term Investments	18,799	—	—		18,799
Total Investments in Securities, at value	$4,048,659	$—	$0	*	$4,048,659

Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,140,352	$—	$—	$36,140,352
Preferred Stocks	94,892	—	—	94,892
Short-Term Investments	83,020	—	—	83,020
Total Investments in Securities, at value	$36,318,264	$—	$—	$36,318,264

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Defiance Digital Revolution ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,596,471	$—	$—	$5,596,471
Special Purpose Acquisition Companies	87,924	—	—	87,924
Short-Term Investments	30,214	—	—	30,214
Total Investments in Securities, at value	$5,714,609	$—	$—	$5,714,609

^	See Schedule of Investments for breakout of investments by sector classification.
*	Represents less than $0.50.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal period ended December 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(11,542,209)	$11,542,209
Defiance Next Gen Connectivity ETF	(127,978,138)	127,978,138
Defiance Next Gen SPAC Derived ETF	3,074,595	(3,074,595)
Defiance Next Gen H2 ETF	115,527	(115,527)
Defiance Next Gen Altered Experience ETF	(30,206)	30,206
Defiance Hotel, Airline, and Cruise ETF	232,603	(232,603)
Defiance Digital Revolution ETF	—	—

During the fiscal period ended December 31, 2021, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$11,542,209
Defiance Next Gen Connectivity ETF	127,978,138
Defiance Next Gen SPAC Derived ETF	(3,074,595)
Defiance Next Gen H2 ETF	15,562
Defiance Next Gen Altered Experience ETF	30,213
Defiance Hotel, Airline, and Cruise ETF	(204,063)
Defiance Digital Revolution ETF	—

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On July 21, 2022, the Board approved, from the recommendation of the Fund’s Adviser, a plan of liquidation for Defiance Next Gen SPAC Derived ETF and Defiance Next Gen Altered Experience ETF to close at the end of business on August 30, 2022. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Quantum ETF	0.40%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Next Gen SPAC Derived ETF	0.45%
Defiance Next Gen H2 ETF	0.30%
Defiance Next Gen Altered Experience ETF	0.75%
Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Digital Revolution ETF	0.65%

The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF and Defiance Next Gen Connectivity ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$22,650,723	$23,327,448
Defiance Next Gen Connectivity ETF	75,145,611	78,338,703

*	The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Quantum ETF	$91,000
Defiance Next Gen Connectivity ETF	133,341

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$19,181,682	$19,440,481
Defiance Next Gen Connectivity ETF	132,925,152	126,154,611
Defiance Next Gen SPAC Derived ETF	6,548,184	6,625,815
Defiance Next Gen H2 ETF	24,927,827	22,411,786
Defiance Next Gen Altered Experience ETF	3,157,826	3,260,914
Defiance Hotel, Airline, and Cruise ETF	10,162,292	9,004,645
Defiance Digital Revolution ETF	4,401,081	4,343,135

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$2,633,523	$17,647,874
Defiance Next Gen Connectivity ETF	7,378,306	212,598,084
Defiance Next Gen SPAC Derived ETF	1,358,344	5,054,364
Defiance Next Gen H2 ETF	3,954,803	2,508,181
Defiance Next Gen Altered Experience ETF	2,220,244	367,214
Defiance Hotel, Airline, and Cruise ETF	36,676,500	8,129,016
Defiance Digital Revolution ETF	5,988,782	—

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2021 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF
Tax cost of investments	$175,582,525	$1,259,867,636	$37,270,542	$78,002,164
Gross tax unrealized appreciation	$36,279,690	$319,289,633	$1,407,706	$1,643,986
Gross tax unrealized depreciation	(6,632,858)	(63,349,344)	(10,560,194)	(13,999,696)
Net tax unrealized appreciation (depreciation)	29,646,832	255,940,289	(9,152,488)	(12,355,710)
Undistributed ordinary income	72,198	—	265,176	—
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(24,506)	(4,222,580)	(9,202,861)	(4,721,632)
Distributable earnings (accumulated deficit)	$29,694,524	$251,717,709	$(18,090,173)	$(17,077,342)

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

	Defiance Next Gen Altered Experience ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Digital Revolution ETF
Tax cost of investments	$14,388,663	$23,577,029	$11,782,676
Gross tax unrealized appreciation	$74,725	$1,070,009	$54,268
Gross tax unrealized depreciation	(6,281,981)	(1,895,225)	(1,921,223)
Net tax unrealized appreciation (depreciation)	(6,207,256)	(825,216)	(1,866,955)
Undistributed ordinary income	—	—	648
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(1,118,018)	(60,295)	—
Distributable earnings (accumulated deficit)	$(7,325,274)	$(885,511)	$(1,866,307)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized gains on investments in passive foreign investment companies.

For the fiscal year/period ended December 31, 2021, the Funds had no post-October capital losses and the following late-year ordinary losses:

Late-Year Losses
Defiance Quantum ETF	$—
Defiance Next Gen Connectivity ETF	—
Defiance Next Gen SPAC Derived ETF	—
Defiance Next Gen H2 ETF	—
Defiance Next Gen Altered Experience ETF	159,352
Defiance Hotel, Airline, and Cruise ETF	2,869
Defiance Digital Revolution ETF	—

As of December 31, 2021, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$24,506	$—
Defiance Next Gen Connectivity ETF	3,919,160	303,420
Defiance Next Gen SPAC Derived ETF	9,031,753	171,108
Defiance Next Gen H2 ETF	4,721,632	—
Defiance Next Gen Altered Experience ETF	958,666	—
Defiance Hotel, Airline, and Cruise ETF	57,426	—
Defiance Digital Revolution ETF	—	—

During the fiscal period ended December 31, 2021, Defiance Next Gen Connectivity ETF utilized $733,336 of long-term capital loss carryforward that was available as of December 31, 2020.

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$590,541	$99,820	$—
Defiance Next Gen Connectivity ETF	15,735,900	—	525,022
Defiance Next Gen SPAC Derived ETF	448,838	—	—
Defiance Next Gen H2 ETF	—	—	6,902
Defiance Next Gen Altered Experience ETF	233,167	—	—
Defiance Hotel, Airline, and Cruise ETF	—	—	—
Defiance Digital Revolution ETF	—	—	—

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2020, were as follows:

	Ordinary Income	Return of Capital
Defiance Quantum ETF	$221,124	$—
Defiance Next Gen Connectivity ETF	5,446,296	407,082
Defiance Next Gen SPAC Derived ETF	—	—
Defiance Next Gen H2 ETF	N/A	N/A
Defiance Next Gen Altered Experience ETF	N/A	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A	N/A
Defiance Digital Revolution ETF	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of shares, called “Creation Units.” The Funds generally issue Creation Units in blocks of 50,000 shares, except for Defiance Next Gen Altered Experience ETF, and Defiance Hotel, Airline, and Cruise ETF that generally issue Creation Units in blocks of 25,000 shares and Defiance Digital Revolution ETF that generally issues Creation Units in blocks of 10,000 shares.

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian, except for Defiance Next Gen Altered Experience ETF whose standard fixed transaction fee is $300. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Associated Risks of SPAC-Derived Companies. (Defiance Next Gen SPAC Derived ETF) The Fund invests in companies that are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock.

Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated

Defiance ETFs

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.

Concentration in Medical Cannabis Companies Risk. (Defiance Next Gen Altered Experience ETF) The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the cultivation, production, manufacture, management, transportation, storage and disposal of cannabis, as well as those relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future or they may not be permitted under federal law, in which case such company may not be in a position to carry on its operations in its current locations or may be subject to administrative, civil, or criminal enforcement action brought by regulatory, law enforcement, or governmental authorities. Additionally, controlled substance legislation differs between countries, and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to develop, produce, or sell their products. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for sales and services, and set limitations on cannabis use, production, processing, transportation, sale, marketing, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell, or research cannabis-based products. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Concentration in Digital Revolution Companies Risk. (Defiance Digital Revolution ETF) The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Digital Revolution Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, Digital Revolution Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Defiance ETFs

Expense Examples

For the Six-Months Ended June 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 731.40	$1.72
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.81	$2.01

(1)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 762.30	$1.31
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(2)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen SPAC Derived ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 614.60	$1.80
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(3)	The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Six-Months Ended June 30, 2022 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (4)
Actual	$1,000.00	$ 573.50	$1.17
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.31	$1.51

(4)	The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Next Gen Altered Experience ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (5)
Actual	$1,000.00	$ 421.30	$2.64
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.08	$3.76

(5)	The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Hotel, Airline, and Cruise ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (6)
Actual	$1,000.00	$ 712.20	$1.91
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.56	$2.26

(6)	The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance Digital Revolution ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period (7)
Actual	$1,000.00	$ 327.50	$2.14
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.57	$3.26

(7)	The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Next Gen SPAC Derived ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Next Gen Connectivity ETF, Defiance Quantum ETF, and Defiance Next Gen SPAC Derived ETF (each, a “Fund,” and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each applicable Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with their services to each Fund are shared with its respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered the services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Funds’ sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended September 30, 2021, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses.

Defiance Next Gen Connectivity ETF: The Board noted that, for each of the one-year and since inception periods, the Fund slightly underperformed its underlying index, before fees and expenses. The Board also considered that, for each of the one-year and since inception periods, the Fund underperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market. The Board further noted that, for the one-year period, the Fund’s performance was below the median for funds in the universe of U.S. Technology ETFs and U.S. Communications ETFs as reported by Morningstar (collectively, the “Category Peer Group”).

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Next Gen SPAC Derived ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

Additionally, the Board considered the performance of the Fund relative to a peer group of the Fund’s most direct competitors, which were identified by the Adviser, at the Board’s request, based on ETFs that focus on the buildout of 5G technology (the “Selected Peer Group”). The Board noted that the Fund generally performed within range of the Selected Peer Group for the one-year period.

Defiance Quantum ETF: The Board noted that, for each of the one-year, three-year, and since inception periods, the Fund slightly underperformed its underlying index, before fees and expenses. The Board also considered that, for each of the one-year, three-year, and since inception periods, the Fund significantly outperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market. The Board further noted that, for the one-year period, the Fund outperformed the median for funds in the universe of U.S. Technology ETFs as reported by Morningstar (the “Category Peer Group”).

Additionally, the Board considered the performance of the Fund relative to a peer group of the Fund’s most direct competitors, which were identified by the Adviser at the Board’s request based on ETFs that are focused on machine learning and artificial intelligence (the “Selected Peer Group”). The Board noted that the Fund outperformed the Selected Peer Group for the one- and three-year periods.

Defiance Next Gen SPAC Derived ETF: The Board noted that, for the since inception period, the Fund slightly underperformed its underlying index, before fees and expenses. The Board also considered that, for the since inception period, the Fund significantly underperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market. The Board further noted that, for the one-year period, the Fund’s performance was significantly below the median of index-based funds in the U.S. Small Growth ETF category as reported by Morningstar (the “Category Peer Group”).

Additionally, the Board considered the performance of the Fund relative to a peer group of the Fund’s most direct competitors, which were identified by the Adviser at the Board’s request based on ETFs that invest in SPACs and IPOs (the “Selected Peer Group”). The Board noted that the funds in the Selected Peer Group did not have a one-year track record as of September 30, 2021. The Board also considered that the Fund commenced operations on September 30, 2020 and thus had been operating for less than two years, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds, the full amount of which was the “unified fee” described below, and compared each Fund’s expense ratio to its respective peer groups as follows:

Defiance Next Gen Connectivity ETF: The Board noted that the net expense ratio for the Fund was below the median of its Category Peer Group. The Board further noted that the net expense ratio for the Fund was the lowest of the funds in the Selected Peer Group.

Defiance Quantum ETF: The Board noted that the net expense ratio for the Fund was below the median of its Category Peer Group. The Board further noted that the net expense ratio for the Fund was the lowest of the funds in the Selected Peer Group.

Defiance Next Gen SPAC Derived ETF: The Board noted that the net expense ratio for the Fund was higher than the median but within the range of its Category Peer Group. The Board further noted that the net expense ratio for the Fund was the lowest of the funds in the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund at various Fund asset levels.

Defiance Next Gen Connectivity ETF
Defiance Quantum ETF
Defiance Next Gen SPAC Derived ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

The Board considered each Fund’s expenses and the structure of a Fund’s advisory fee with respect to potential economies of scale. The Board noted that each Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unitary fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level. The Board noted its intention to monitor fees and the Funds grows in size and assess whether fee breakpoints are warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Defiance Quantum ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen SPAC Derived ETF
Defiance Next Gen H2 ETF

Approval of Sub-Advisory Agreement and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Defiance ETFs, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen SPAC Derived ETF, and Defiance Next Gen H2 ETF (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each applicable Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2021. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses. The Board noted that, for the one-year and since inception periods, each Fund performed in-line with its underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined

Defiance Quantum ETF
Defiance Next Gen Connectivity ETF
Defiance Next Gen SPAC Derived ETF
Defiance Next Gen H2 ETF

Approval of Sub-Advisory Agreement and Board Considerations

(Unaudited) (Continued)

that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that executes a limited amount of the brokerage transactions for certain Funds and, consequently, the Sub-Adviser indirectly benefits from commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen SPAC Derived ETF	0.54%
Defiance Next Gen H2 ETF	0.00%
Defiance Next Gen Altered Experience ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Digital Revolution ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2021 was as follows:

Defiance Quantum ETF	85.00%
Defiance Next Gen Connectivity ETF	69.17%
Defiance Next Gen SPAC Derived ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Next Gen Altered Experience ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Digital Revolution ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	1.21%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Next Gen SPAC Derived ETF	14.92%
Defiance Next Gen H2 ETF	0.00%
Defiance Next Gen Altered Experience ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Digital Revolution ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (833) 333-9383 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at www.defianceetfs.com. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (833) 333-9383, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (833) 333-9383 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 333-9383 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.defianceetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser Defiance ETFs, LLC 78 SW 7th Street, 9th Floor Miami, Florida 33130	Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101
Sub-Adviser Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Custodian U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Index Provider (QTUM, FIVG) BlueStar Global Investors, LLC d/b/a Bluestar Indexes 1350 Avenue of the Americas, 4th Floor New York, New York 10019	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Index Provider (SPAK) Indxx, LLC 470 Park Avenue South, Floor 8 South New York, New York 10016	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Index Provider (HDRO, CRUZ) MV Index Solutions GmbH Kreuznacher St. 30 Frankfurt am Main, Hessen 60486 Germany	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
Index Provider (PSY, NFTZ) BITA GmbH Karlstrasse 12 Frankfurt am Main, Hessen 60329 Germany

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289	Defiance Next Gen SPAC Derived ETF Symbol – SPAK CUSIP – 26922B204
Defiance Next Gen H2 ETF Symbol – HDRO CUSIP – 26922B600	Defiance Next Gen Altered Experience ETF Symbol – PSY CUSIP – 26922B808	Defiance Hotel, Airlines, and Cruise ETF Symbol – CRUZ CUSIP – 26922B873

Defiance Digital Revolution ETF Symbol – NFTZ CUSIP – 26922B816

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/07/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/07/2022

*	Print the name and title of each signing officer under his or her signature.